--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          7
Statements of Assets and Liabilities..................................................         20
Statements of Operations..............................................................         21
Statements of Changes in Net Assets...................................................         22
Notes to Financial Statements.........................................................         24
Financial Highlights..................................................................         33

                                                                          1 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

WE ARE PLEASED TO PRESENT THIS SEMI-ANNUAL REPORT FOR THE ONE
GROUP-REGISTERED TRADEMARK- FAMILY OF MUTUAL FUNDS. ON THE FOLLOWING PAGES, YOU WILL FIND AN OVERVIEW OF THE FINANCIAL MARKETS AND YOUR FUND'S PERFORMANCE FOR THE PERIOD FROM JULY 1, 1996, THROUGH DECEMBER 31, 1996.

DEAR VALUED SHAREHOLDERS:
Thank you for your continued support of The One Group Family of Mutual Funds.

1996 proved to be a rewarding year for stock investors, and a challenging one for bond investors. Stocks maintained the strength they exhibited during 1995 and posted impressive double-digit returns. Bond returns, on the other hand, slipped back into the low single digits, as the market was plagued with volatility.

As strong as the stock market's returns were during 1996, and as disappointing as the bond market's results were, it's important to keep performance--whether good or bad--in perspective. Returns in any single year shouldn't influence your long-term investment strategy.

It's highly unlikely that, over the long term, the stock market will remain as strong as it has been during the past two years, or that the bond market will remain as volatile. While returns may fluctuate over the short term, over the long term the markets tend to adjust for periodic ups and downs so that performance evens out.

These market dynamics underscore the importance of three key investment strategies:

- MAINTAINING A LONG-TERM PERSPECTIVE. Don't let short-term returns distract you from your long-term strategy. Let time work for your investment portfolio. After all, it's time, not timing, that allows investments to realize their full potential.

- ASSET ALLOCATION. Spreading your investment dollars among stocks, bonds and money market securities according to your goals, time frame and risk tolerance exposes your money to opportunities from each major asset class.

- DIVERSIFICATION. Investing in a variety of securities within each asset class may enhance your returns while helping to reduce overall portfolio risk.

We believe that following these principles is critical to long-term investment success. Nevertheless, it sometimes is difficult for individual investors to implement these strategies in their own investment plans. The One Group is always working on new ways to make investing easy and convenient. And now, taking advantage of these investment techniques has never been simpler.

Four new funds--THE ONE GROUP INVESTOR FUNDS-- take the time and complexity out of allocating your assets and assembling a diversified investment portfolio. They offer a convenient way to enjoy asset allocation and broad diversification from ONE investment.

Each of The One Group Investor Funds is targeted toward a specific investment objective, such as growth, income or a combination of the two. In striving to meet these objectives, the investment professionals managing The One Group Investor Funds invest in a combination of mutual funds from The One Group family. So, by investing in the SINGLE One Group Investor Fund best suited to your goals, you enjoy instant diversification and professional asset allocation.

The One Group Investor Funds are suitable for various investment goals, including one of the most important--retirement. Because they offer a single source for asset allocation and broad diversification, they may be ideal investments for THE ONE GROUP IRA.

The One Group IRA can be one of the smartest ways to save for retirement:

- All workers AND non-working spouses may contribute up to $2,000 A YEAR.

- You accumulate TAX-DEFERRED EARNINGS during your working years.

- For certain investors, some or all of the $2,000 annual IRA contribution limit may be TAX-DEDUCTIBLE.

There's still time to make your IRA investment for the 1996 income tax year; the deadline is April 15. All it takes is a minimum of $25 to set up your IRA, as long as you sign up for systematic investing. Otherwise, the minimum is $250. And, if you maintain a balance of at least $1,000, The One Group will waive the annual IRA maintenance fee.

----2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

We invite you to learn more about The One Group Investor Funds and The One Group IRA by calling 1-800-480-4111, or by visiting The One Group web site at WWW.ONEGROUP.COM. From here, you quickly can access a variety of fund-related information, including prices, performance updates, fund manager biographies and more. In addition, you will find an interactive asset allocation tool with which you can determine your investor profile and select an appropriate model portfolio.

Thank you again for the confidence you have shown in The One Group Family of Mutual Funds. Your ongoing support is appreciated as The One Group continues to make investing rewarding and convenient.

Sincerely,

                [SIG]
David J. Kundert
PRESIDENT & CEO
BANC ONE INVESTMENT ADVISORS CORPORATION,
INVESTMENT ADVISOR TO THE ONE GROUP

                            [DAVID J. KUNDERT PHOTO]

---------

FOR MORE COMPLETE INFORMATION ABOUT THE ONE GROUP INVESTOR FUNDS AND THE ONE GROUP IRA, INCLUDING CHARGES AND EXPENSES, YOU MAY OBTAIN A PROSPECTUS BY CALLING THE ONE GROUP AT 1-800-480-4111. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                                                          3 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

ECONOMY STAYS ON STEADY COURSE
Economic growth during the second half of 1996 started out on unstable ground, with inventory accumulation representing approximately 75% of the third quarter's 2.1% GDP growth. When growth is backed by a surge in inventories, it is not sustainable. During the fourth quarter, though, a decline in the level of reported inventories revealed virtually no contribution from this component toward the 4.7% overall growth rate. This demonstrated that the composition of growth as the year ended was much more solid than it was in the third quarter.

EXPECTED FED ACTION DOESN'T MATERIALIZE
While short-term interest rates, such as the three-month Treasury bill rate, seem to have remained relatively stable from the beginning of the six-month period, when they were 5.23%, to the end, when they were 5.17%, there was, in fact, significant volatility in between. After a surge in GDP growth in the second quarter--to 4.7%--the bond market became convinced that a tightening by the Federal Reserve was necessary, causing rates on the two-year Treasury note to climb as high as 6.43%. The Fed, however, left its monetary policy unchanged, and short-term rates came back down.

With regard to adjusting monetary policy, the Fed remained idle during the second half of the year. In fact, the only Fed action for all of 1996 came on Jan. 31, when it cut the federal funds rate by 0.25%. Nevertheless, the Fed continued to nurture economic growth during the second half, as it was able to largely ignore the tightness of the labor market and increased labor costs that characterized the period. The Fed's current philosophy continues to be somewhat preemptive in nature, but not as preemptive as it was in 1994, when it first introduced this philosophy to the financial markets.

LONG-TERM RATES DECLINE
Investor concerns about stronger economic growth diminished during the final few months of the year, as the market became more hopeful that economic growth eventually would slow down. As a result, long-term interest rates toward the latter half of the year proceeded to decline even in the wake of higher inflation.

Consumer prices slowly increased during the period, ending the year up 3.3% on a year-over-year basis. Prices at the beginning of the six-month period were rising only 2.8% on a year-over-year basis. The decline in long-term rates occurred on the bond market's expectation that inflation in 1997 would be a lot more subdued, and slower economic growth would take some wind out of inflationary pressures.

The decline in long-term interest rates during the second half of the year continued to add overall support to the country's stock market. In addition, it may have offered the housing sector a helping hand. In November, for example, housing starts posted a gain of 9.3%, which represented the highest monthly growth rate since July 1995, when housing starts were up 11.5%. Nevertheless, by year-end, we observed that poor weather in the West caused December's housing starts to plunge by 12.2%.

WHAT'S IN STORE FOR 1997
After growing at a rate of 2.5% in 1996, we think the economy may slow down in 1997, as growth softens. Some of this slowdown is likely to be caused by a continued dampening of growth in consumer credit.

As growth slows, consumer prices should increase by approximately 3.5% (on a year-over-year basis) in 1997, due to growing labor cost pressures. This factor is likely to push long-term interest rates up during the year. After starting the year at 6.5%, we believe that the 30-year Treasury bond may peak during the second half of the year and then fall back to approximately 6.9% in the fourth quarter if economic growth slows.

One of the major uncertainties for the bond market in the first half of 1997 will be whether or not the tight labor market persists, and, furthermore, whether it will result in much firmer consumer prices. Current bond prices suggest that the market remains optimistic, but in the event that these pressures translate into much higher prices, the bond market may encounter great difficulty in the first half of the year.

We suspect that the Federal Reserve may combat rising consumer prices with an increase in short-term interest rates. Our preliminary projections show that the federal funds rate may move up during the first half of 1997, which should place some downward pressure on stock prices.

              [SIG]
Anthony Chan, Ph.D.
VICE PRESIDENT AND CHIEF ECONOMIST
BANC ONE INVESTMENT ADVISORS CORPORATION

----4

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

VOLATILITY LEADS TO LACKLUSTER BOND RETURNS
The taxable bond market went on a roller coaster ride during 1996, first falling, then coming back up, then declining again. The first six months of the year were characterized by volatility and negative performance, as a strong economy pushed interest rates up--and bond prices down. The yield on the 10-year Treasury, for example, increased by approximately 1.5%.

In the second half of the year, the bond market staged a comeback. Economic growth slowed down, and interest rates reverted back to their late-1995 levels. In addition, foreign demand for high-quality U.S. bonds helped boost the market's performance.

Then in December signs of a stronger economy began to emerge. As a result, all segments of the domestic bond market again experienced declines, eliminating about half the gains made during the previous five months. The calendar year ended with lackluster market returns.

The economy wasn't the only factor working against the bond market. A demand for yield led many investors to the emerging market debt and high-yield sectors of the bond market, which caused these securities to outperform higher-quality bonds. Furthermore, with a strong U.S. equity market, many investors were over-allocated toward stocks, putting more pressure on the bond market.

THE ONE GROUP FUNDS RISE TO THE CHALLENGE
Despite this difficult environment, we are pleased to report that The One Group fixed-income funds (fiduciary share class) offered relatively strong returns, outperforming their respective Lipper Analytical Services mutual fund peer groups for the six- and 12-month periods ended December 31, 1996. (Lipper is a well-respected mutual fund research firm that tracks and compares returns for groups of funds with similar investment objectives.) For more information, please see the chart on page 6.

We attribute this performance to two strategies: maintaining a neutral duration stance versus the benchmarks, and sector selection. (Duration is a measure of a fixed-income fund's sensitivity to interest rate changes. A lower number indicates less sensitivity; a higher number indicates greater sensitivity.) By not taking any chances with duration, our funds were able to temper some of the price volatility seen during the period. Furthermore, by focusing on bonds in the mortgage-backed and corporate sectors, our funds captured the yield advantage that these securities offered compared to Treasury securities.

MUNI MARKET REBOUNDS
As the flat-tax debate receded during the second half of 1996, the municipal bond market rebounded. In addition, strong demand, particularly from the institutional market, boosted performance. These factors helped the municipal bond market outperform certain taxable issues, including government and corporate bonds.

All of The One Group municipal bond funds offered relatively strong returns, outperforming their respective fund peer groups (fiduciary share class). For more information, please see the chart on page 6.

MONEY MARKET OFFERS "TYPICAL" RETURNS
Despite a fair amount of volatility among short-term securities--brought on by investors trying to anticipate Federal Reserve action--money market securities offered average returns during the second half of 1996. The One Group money market funds continued to practice a barbell maturity strategy, focusing on both the short and long ends of the money market maturity spectrum. This tactic helped provide relatively strong returns that outperformed most of the funds' peers.

MARKET SHOULD STABILIZE IN '97
Looking ahead, we anticipate that the bond market may operate in a range of 6% to 7% in 1997. There probably will be some upward pressure on both short-and long-term rates, but we don't think these increases will be dramatic. We think it's likely that the Fed will tighten the federal funds rate by 0.25% to 0.50% early in the year, with modest inflationary pressures the key determinant.

We expect to be cautious entering 1997 but may become more constructive if interest rates get close to 7%. Our strategies will continue to focus on high-quality securities with intermediate-term maturities, as they offer nearly all of the return of longer-maturity bonds with significantly less risk. We also will continue to stress income from securities in the mortgage and corporate sectors. We believe that interest income should be important to returns in 1997, as it was in 1996.

            [SIG]
Gary J. Madich
SENIOR MANAGING DIRECTOR OF FIXED-INCOME SECURITIES
BANC ONE INVESTMENT ADVISORS CORPORATION

                                                                          5 ----

--------------------------------------------------------------------------------

The One Group Fixed-Income Funds Fiduciary Share Class
-------------------------------------------------------------

LIPPER FIXED-INCOME INDEXES

RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1996

FUND NAME/LIPPER UNIVERSE                                                                        6 MONTHS             1 YEAR
------------------------------------------------------------------------------------------  -------------------  -----------------
Ultra Short-Term Income Fund..............................................................            3.70                6.14
Lipper Adjustable Rate Mortgage Index.....................................................            3.26                5.40

Government Bond Fund......................................................................            4.90                2.59
Lipper General U.S. Government Bond Index.................................................            4.45                1.72

Limited Volatility Bond Fund..............................................................            3.65                4.31
Lipper Short & Short/Intermediate U.S. Government Bond Fund Index.........................            3.52                3.84

Intermediate Bond Fund....................................................................            4.60                4.09
Lipper Intermediate U.S. Government Bond Fund Index.......................................            4.21                2.68

Income Bond Fund..........................................................................            4.92                3.30
Lipper Intermediate Investment Grade Fund Index...........................................            4.64                3.12

Municipal Income Fund.....................................................................            4.05                4.58
Lipper Intermediate Municipal Bond Fund Index.............................................            3.92                3.70

Intermediate Tax-Free Bond Fund...........................................................            4.75                4.39
Lipper Intermediate Municipal Bond Fund Index.............................................            3.92                3.70

Ohio Municipal Bond Fund..................................................................            4.45                4.15
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49

Louisiana Municipal Bond Fund.............................................................            3.91                4.43
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49

Kentucky Municipal Bond Fund..............................................................            4.02                4.18
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49


NUMBER OF FUNDS IN LIPPER UNIVERSES

                                                                                               NO. OF FUNDS        NO. OF FUNDS
LIPPER UNIVERSE                                                                               6-MONTH PERIOD       1-YEAR PERIOD
------------------------------------------------------------------------------------------  -------------------  -----------------
Adjustable Rate Mortgage Index............................................................              46                  46

General U.S. Government Bond Index........................................................             174                 170

Short & Short/Intermediate U.S. Government Bond Fund Index................................             156                 146

Intermediate U.S. Government Bond Fund Index..............................................             129                 120

Intermediate Investment Grade Fund Index..................................................             187                 176

Intermediate Municipal Bond Fund Index....................................................             184                 174

All State-Specific Intermediate Municipal Bond Fund Index.................................             143                 136

----6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                   MARKET
  AMOUNT                 SECURITY DESCRIPTION                 VALUE
-----------  ---------------------------------------------  ---------
                 OTHER MORTGAGE BACKED SECURITIES (7.8%):
 $   1,000   Prudential Home Mortgage Securities, Series
               1992-45, Class A4,
               6.50%, 1/25/00.............................  $     997
     1,842   Sears Mortgage Securities Corp. Services,
               Series 1992-18, Class A3,
               7.69%, 9/25/22.............................      1,879
     2,000   Structured Asset Securities Corp., Series
               1996-C1, Class C
               144A Security, 5.97%, 1/25/97..............      1,995
     1,300   Structured Asset Securities Corp., Series
               1997-1, Class B2
               Series 1997-1, 6.76%, 1/15/25..............      1,310
                                                            ---------
                   Total Other Mortgage Backed Securities       6,181
                                                            ---------
                              YANKEE & EURODOLLAR (1.2%):
     1,000   United Mexican States, 7.56%, 8/6/01, FRN....      1,002
                                                            ---------
                                Total Yankee & Eurodollar       1,002
                                                            ---------
                U.S. GOVERNMENT AGENCY MORTGAGES (92.3%):
                        Federal Home Loan Mortgage Corp.:
     2,757   7.87%, 5/1/18, Pool #840160, 1 Year CMT ARM
               (b)........................................      2,868
       578   6.74%, 12/1/21, Pool #645083, 1 Year CMT
               ARM........................................        581
     3,588   9.00%, 9/1/25, Gold #C00387..................      3,792
     5,729   6.45%, 6/1/26, Pool #785586, 1 Year CMT
               ARM........................................      5,718
                        Federal National Mortgage Assoc.:
     1,187   7.00%, 3/25/98, Series 1993-112 EA, CMO......      1,192
       450   6.50%, 11/1/03, Pool #44174..................        451
     1,248   6.63%, 3/1/17, Pool #47109, 1 Year CMT ARM...      1,264
     1,991   7.30%, 5/1/18, Pool #075505, 6 Month T-Bill
               ARM........................................      2,034
       604   6.74%, 6/1/18, Pool #70793, 6 Month T-Bill
               ARM........................................        615
     1,828   6.25%, 1/25/20, Series 1993-102G, CMO........      1,807
     6,821   7.55%, 7/1/20, Pool #133558, 1 Year CMT ARM
               (b)........................................      7,034

 PRINCIPAL                                                   MARKET
  AMOUNT                 SECURITY DESCRIPTION                 VALUE
-----------  ---------------------------------------------  ---------
            Federal National Mortgage Assoc.:, continued:
 $   3,501   7.31%, 12/1/20, Pool #116590, 1 Year CMT
               ARM........................................  $   3,611
     3,681   6.51%, 12/25/20, Series 1990-145, Class A,
               CMO (b)....................................      3,684
     1,964   7.31%, 4/1/21, Pool #70983, 1 Year CMT ARM...      2,028
     1,323   7.95%, 11/1/21, Pool #124510, 1 Year CMT
               ARM........................................      1,378
       474   8.00%, 11/1/22, Pool #193013, 1 Year CMT
               ARM........................................        490
     1,957   7.61%, 11/1/23, Pool #241828, 6 Month CD
               ARM........................................      2,017
     4,004   6.22%, 7/1/25, Pool #326092, 1 Year CMT
               ARM........................................      4,041
     3,727   5.73%, 11/1/26, Pool #363030, 1 Year CMT
               ARM........................................      3,757
     5,284   7.24%, 7/1/27, Pool #70179, 1 Year CMT ARM...      5,443
     5,622   7.63%, 1/1/31, Pool #124945, 1 Year CMT ARM
               (b)........................................      5,850
                     Government National Mortgage Assoc.:
     6,222   6.00%, 1/20/26, Pool #8790, 1 Year CMT ARM...      6,319
     3,421   6.50%, 7/20/26, Pool #8927, 1 Year CMT ARM...      3,473
     4,000   6.00%, 1/23/27, TBA, 1 Year CMT ARM..........      4,003
                                                            ---------
                   Total U.S. Government Agency Mortgages      73,450
                                                            ---------
                              Total Investments, at value      80,633
                                                            ---------
                            REPURCHASE AGREEMENTS (5.2%):
     4,165   Lehman Brothers, Inc., 7.02%, 1/2/97,
               (collaterized by $4,085 various U.S.
               Government Securities 6.59%-8.57%,
               5/16/05-10/26/09, market value--$4,250)....  $   4,165
                                                            ---------
                              Total Repurchase Agreements       4,165
                                                            ---------
Total (Cost--$84,711)(a)                                      $84,798
                                                            ---------
                                                            ---------

------------

Percentages indicated are based on net assets of $79,602.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      (b)  Serves as collateral for futures contracts.

Unrealized appreciation....................................................  $     309
Unrealized depreciation....................................................       (222)
                                                                             ---------
Net unrealized appreciation................................................  $      87
                                                                             ---------
                                                                             ---------

CONTINUED

                                                                          7 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

At December 31, 1996, the Portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                         CONTRACT TYPES                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    10      U.S. Treasury 10 Year Note, March 1997.....................   $   1,111    $   1,091

            SHORT CONTRACTS
    10      U.S. Treasury 5 Year Note, March 1997......................       1,080        1,066
    45      U.S. Treasury 2 Year Note, March 1997......................       9,351        9,306

ARM        Adjustable Rate Mortgage
CD         Certificate of Deposit Index
CMO        Collateralized Mortgage Obligation
CMT        Constant Maturity Treasury Index
FRN        Floating Rate Note

SEE NOTES TO FINANCIAL STATEMENTS.

----8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                       ASSET BACKED SECURITIES (10.1%):
 $   2,353   CIT Group Securitization Corp., Series
               1995-1, 7.70%, 8/15/20, Class A1.........  $   2,394
     5,000   Countrywide Asset-Backed Certificate,
               6.53%, 2/25/14...........................      4,982
     1,042   Discover Card Trust, 1991-E Class A,
               7.30%, 5/21/99...........................      1,042
     4,463   EQCC Home Equity Loan Trust,
               1996-3, Class A3, 6.20%, 7/15/05.........      4,469
     6,944   Fifth Third Auto Grantor Trust, 1996-A,
               Class A, 6.20%, 9/15/01..................      6,960
    10,000   Ford Motor Credit Auto Loan, Series 1995-1,
               Class A, 6.50%, 8/15/02..................     10,037
       508   Green Tree Home Improvement Loan Trust,
               Series 1995-C, Class A, 6.20%,
               7/15/20,.................................        509
     7,000   National Premier Funding, 1995-6, 7.00%,
               6/1/99...................................      7,042
     3,899   Newcourt Receivables Trust,
               6.24%, 12/20/04..........................      3,879
        33   Shawmut National Grantor Trust, Series
               1992-A, 5.55%, 11/15/97..................         33
    13,000   Standard Credit Card Master Trust,
               Series 1995-2, 8.63%, 1/7/02.............     13,046
     2,927   UCFC Home Equity Loan, 1994 O1,
               8.38%, 3/10/07...........................      2,962
     1,398   Union Federal Savings Bank Trust,
               1994 A-A, 5.08%, 5/15/00.................      1,383
     1,216   Union Federal Savings Bank Trust,
               Series 1993-A, 4.53%, 5/15/99............      1,199
     2,354   Union Federal Savings Bank Trust,
               Series 1993-C, 4.88%, 2/15/00............      2,330
                                                          ---------
                          Total Asset Backed Securities      62,267
                                                          ---------
                               CORPORATE BONDS (14.1%):
                     Bank, Insurance & Finance (11.1%):
     3,000   Avco Financial Services, 7.25%, 7/15/99....      3,071
     2,000   BankAmerica Corp., 7.88%, 12/1/02..........      2,115
     7,000   Chrysler Financial Corp., 5.88%, 2/7/01....      6,834
     7,000   Ford Motor Credit, 8.38%, 1/15/00..........      7,368
    10,000   Greenwich Capital, Private Placement,
               7.04%, 12/13/99..........................      9,999
    10,000   International Lease Finance, 5.54%,
               5/5/97...................................     10,001
     4,500   Lehman Brothers Holdings, 8.88%, 11/1/98...      4,691
     3,000   Lehman Brothers Inc., 7.00%, 5/15/97.......      3,012
     5,000   Lehman Brothers Inc., 7.63%, 8/1/98........      5,094
     3,000   Lehman Brothers Inc., 10.00%, 5/15/99......      3,221
     4,000   Lehman Brothers Inc., 9.88%, 10/15/00......      4,400
     3,000   NationsBank, Corp., 8.13%, 6/15/02.........      3,210
     5,000   Smith Barney Holdings, 6.00%, 3/15/97......      5,005
                                                          ---------
                                                             68,021
                                                          ---------

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                            CORPORATE BONDS, CONTINUED:
                                     Industrial (2.5%):
 $   2,000   Columbia Pictures Entertainment, Inc.,
               9.88%, 2/1/98............................  $   2,065
     5,000   General Motors Corp., 9.63%, 12/1/00.......      5,525
     1,000   IBM, 6.38%, 11/1/97........................      1,004
     5,000   Sears Robuck Co., 6.69%, 8/13/01...........      5,006
     2,000   Wal-Mart Stores, 5.50%, 3/1/98.............      1,993
                                                          ---------
                                                             15,593
                                                          ---------
                                        Utility (0.5%):
     3,000   Potomac Electric Power, 9.00%, 4/15/00,
               Callable 4/15/99 @100                          3,154
                                                          ---------
                                  Total Corporate Bonds      86,768
                                                          ---------
               OTHER MORTGAGE BACKED SECURITIES (2.5%):
     5,150   Evans Withycombe Finance Trust, 7.98%,
               8/1/01...................................      5,409
     5,000   Nomura Mortgage Capital Corp.,
               7.00%, 6/17/20...........................      4,892
     5,131   Prudential Home Mortgage Securities,
               6.50%, 5/25/00...........................      5,088
                                                          ---------
                 Total Other Mortgage Backed Securities      15,389
                                                          ---------
                            YANKEE & EURODOLLAR (0.8%):
     5,000   Peoples Republic of China, 7.38%, 7/3/01...      5,094
                                                          ---------
                              Total Yankee & Eurodollar       5,094
                                                          ---------
              U.S. GOVERNMENT AGENCY MORTGAGES (33.1%):
                      Federal Home Loan Mortgage Corp.:
     4,766   6.00%, 4/1/00, Gold Pool #M80166...........      4,661
     2,163   6.50%, 1/1/01, Pool #M8038.................      2,146
       422   9.00%, 12/1/05, Pool #G00005...............        441
       436   9.00%, 1/1/06, Pool #G00012................        457
       825   8.00%, 10/1/06, Pool #G00052...............        850
     2,651   7.00%, 3/1/07, Pool #G34594................      2,652
     2,338   7.00%, 4/1/07, Pool #G00087................      2,339
     3,175   7.50%, 4/1/07, Pool #G00084................      3,223
     3,851   7.50%, 11/1/07, Pool #E00165...............      3,910
     5,867   8.50%, 2/1/08, Gold Pool #10133............      6,107
     2,472   7.00%, 12/1/08, Pool #E20065...............      2,472
     3,007   8.00%, 1/1/10, Pool #G00355................      3,096
     8,798   8.00%, 2/1/10, Pool #G10328................      9,057
    10,828   7.00%, 10/1/10, Gold Pool #E61709..........     10,832
    14,409   7.00%, 5/1/11, Pool #E20241................     14,414
    10,000   5.25%, 9/15/15, REMIC/CMO, Series 1638,
               Class BC.................................      9,849
    13,209   8.25%, 12/15/16, REMIC/CMO, Series 1770,
               Class PD.................................     13,690
     3,514   7.25%, 4/15/18, REMIC/CMO, Series 1254,
               Class F..................................      3,514
     4,964   6.68%, 10/1/26, Pool #785652...............      5,039
     7,194   7.02%, 10/1/26, Pool #785674...............      7,338

CONTINUED

                                                                          9 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
           U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
                      Federal National Mortgage Assoc.:
 $  15,806   6.50%, 4/1/00, Pool #E50720................  $  15,667
    10,000   5.64%, 2/20/01, Callable 2/20/98 @100......      9,674
     9,978   7.00%, 4/1/03, Pool #303865................     10,022
       255   9.00%, 9/1/05, Pool #50340.................        267
       268   9.00%, 11/1/05, Pool #50361................        281
       274   8.50%, 4/1/06, Pool #116875................        286
     8,442   7.00%, 6/1/10, Pool #315928................      8,437
     7,032   6.50%, 9/1/10, Pool #325479................      6,907
     5,485   6.50%, 10/1/10, Pool #250377...............      5,387
     3,536   7.00%, 11/1/10, Pool #250387...............      3,534
     9,313   7.00%, 1/1/11, Pool #328959................      9,308
     4,395   7.50%, 2/1/11, Pool #303755................      4,458
       462   6.00%, 9/25/18, REMIC/CMO, Series 1989-94,
               Class E..................................        460
         4   8.00%, 2/15/02, Pool #192917...............          4
        28   8.00%, 3/15/02, Pool #209172...............         28
         5   9.00%, 6/15/02, Pool #229311...............          6
                   Government National Mortgage Assoc.:
        85   9.00%, 10/15/02, Pool #229569..............         89
        21   8.00%, 6/15/05, Pool #28827................         22
        13   9.00%, 9/15/05, Pool #292569...............         14
        72   9.00%, 10/15/05, Pool #292589..............         76
        19   8.00%, 5/15/06, Pool #303851...............         20
         8   8.00%, 7/15/06, Pool #307231...............          8
        53   8.00%, 8/15/06, Pool #311166...............         55
        52   8.00%, 9/15/06, Pool #311301...............         53
       350   8.00%, 10/15/06, Pool #316915..............        362
        46   8.00%, 11/15/06, Pool #311131..............         48
       475   8.00%, 11/15/06, Pool #312210..............        491
       308   8.00%, 11/15/06, Pool #313528..............        318
       102   8.00%, 11/15/06, Pool #315078..............        105
       166   8.00%, 11/15/06, Pool #316671..............        171
       267   8.00 %, 12/15/06, Pool #311384.............        275
       178   8.00%, 1/15/07, Pool #317663...............        184
       415   8.00%, 2/15/07, Pool #316086...............        428
        79   8.00%, 3/15/07, Pool #178684...............         82
       207   8.00%, 3/15/07, Pool #318825...............        214
       202   8.00%, 4/15/07, Pool #316441...............        208
    14,202   6.00%, 11/20/25, Pool #8746 ARM............     14,495
     4,795   6.00%, 1/20/26, Pool #8790 ARM.............      4,870
                                                          ---------
                 Total U.S. Government Agency Mortgages     203,401
                                                          ---------
             U.S. GOVERNMENT AGENCY SECURITIES (17.5%):
                              Federal Farm Credit Bank:
     1,735   5.31%, 5/26/98.............................      1,724
                                Federal Home Loan Bank:
     2,000   6.85%, 2/25/97.............................      2,004
     4,000   6.60%, 4/13/99.............................      4,048
    17,000   5.58%, 2/23/01.............................     16,409
    10,000   7.78%, 10/19/01............................     10,578
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
          U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
                    Federal Home Loan Bank:, continued:

                      Federal Home Loan Mortgage Corp.:
 $  20,000   7.13%, 7/21/99 (b).........................  $  20,515
                      Federal National Mortgage Assoc.:
     3,000   8.20%, 3/10/98.............................      3,082
     2,000   5.30%, 3/11/98.............................      1,985
     3,600   6.90%, 3/27/98.............................      3,648
     4,000   5.35%, 4/1/98..............................      3,971
     4,000   5.18%, 2/1/99, Callable 2/1/98 @100........      3,930
     4,000   6.29%, 10/20/99............................      3,981
    22,000   5.72%, 3/8/01..............................     21,527
    10,000   6.16%, 3/29/01 (b).........................      9,936
          Guaranteed Overseas Private Investment Corp.:
       288   5.55%, 1/13/97.............................        288
                                                          ---------
                Total U.S. Government Agency Securities     107,626
                                                          ---------
                     U.S. TREASURY OBLIGATIONS (20.2%):
                                   U.S. Treasury Notes:
     3,000   6.50%, 5/15/97 (b).........................      3,013
     3,500   8.63%, 8/15/97.............................      3,566
     3,000   7.38%, 11/15/97............................      3,044
     9,000   6.00%, 11/30/97 (b)........................      9,022
     2,500   7.88%, 1/15/98.............................      2,556
     3,000   5.13%, 3/31/98.............................      2,980
     1,500   5.13%, 4/30/98 (b).........................      1,489
    11,000   5.13%, 6/30/98 (b).........................     10,907
     3,000   4.75%, 9/30/98.............................      2,948
     5,000   8.88%, 11/15/98............................      5,263
     1,000   7.00%, 4/15/99.............................      1,023
     5,000   7.75%, 1/31/00 (b).........................      5,234
     3,500   8.50%, 2/15/00.............................      3,738
     1,000   8.88%, 5/15/00 (b).........................      1,084
     7,000   6.25%, 5/31/00 (b).........................      7,033
     2,500   6.13%, 9/30/00 (b).........................      2,500
     5,000   6.63%, 6/30/01.............................      5,082
                                  U.S. Treasury Strips:
    15,000   2/15/99 (b)................................     13,263
    10,000   2/15/00....................................      8,303
    15,000   11/15/01 (b)...............................     11,158
    28,500   2/15/02 (b)................................     20,859
                                                          ---------
                        Total U.S. Treasury Obligations     124,065
                                                          ---------
                            Total Investments, at value     604,610
                                                          ---------
                          REPURCHASE AGREEMENTS (0.8%):
     4,840   Lehman Brothers Inc., 7.02%, 2/2/97,
               (Collateralized by $4,920 Government
               National Mortgage Corp., 6.48%-7.88%,
               2/18/04-4/28/04, market value-- $4,938)        4,840
                                                          ---------
                            Total Repurchase Agreements       4,840
                                                          ---------
Total (Cost--$606,745)(a)                                 $ 609,450
                                                          ---------
                                                          ---------

CONTINUED

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $615,255.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $150. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $   4,760
Unrealized depreciation....................................................     (2,205)
                                                                             ---------
Net unrealized appreciation................................................  $   2,555
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of December 31, 1996.

ARM        Adjustable Rate Mortgage
CMO        Collateralized Mortgage Obligation
REMIC      Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          11----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                         ASSET BACKED SECURITIES (7.5%):
 $   1,280   Advanta Mortgage Loan Trust, Series 1994-4,
               Class A1, 8.55%, 11/25/12.................  $   1,309
     3,866   Aircraft Lease Portfolio Securitization
               Ltd., Series 94-1, Class A2, 7.15%,
               9/15/04...................................      3,903
     5,000   Ford Motor Credit Auto Loan Master Trust,
               Series 1995-1, Class A, 6.50%, 8/15/02
               (c).......................................      5,019
     4,463   EQCC Home Equity Loan Trust, Series 1996-3,
               Class A3, 6.20%, 7/15/05..................      4,469
       305   Green Tree Home Improvement Loan Trust,
               Series 1995-C, Class A, 6.20%, 7/15/20....        306
     2,017   UCFC Home Equity Loan, Series 1994-A, Class
               A2, 5.53%, 5/10/09........................      2,014
     2,344   Union Acceptance Corp., Series 1995-D,
               6.03%, 1/7/03.............................      2,334
     3,000   World Financial Network Credit Card, Series
               96-1, Class A, 6.70%, 2/15/04.............      3,032
                                                           ---------
                           Total Asset Backed Securities      22,386
                                                           ---------
                                CORPORATE BONDS (17.5%):
                   Banking, Finance, & Insurance (9.8%):
     3,000   Bankers Trust, 7.25%, 1/15/03...............      3,068
     3,000   First Hawaiian, Inc., 6.25%, 8/15/00........      2,966
     3,000   Fleet/Norstar Group, 8.13%, 7/1/04 (b)......      3,203
     4,000   Goldman Sachs, 6.38%, 6/15/00...............      3,980
     5,000   Greenwich Capital, Private Placement, 7.04%,
               12/13/99..................................      5,000
     3,000   Lehman Brothers Holdings, 7.25%, 4/15/03....      3,023
     1,000   Lehman Brothers, Inc., 9.88%, 10/15/00......      1,100
     4,000   Liberty Mutual Insurance, 8.20%, 5/4/07
               (b).......................................      4,265
     3,000   Metropolitan Life, 6.30%, 11/1/03...........      2,906
                                                           ---------
                                                              29,511
                                                           ---------
                                      Industrial (2.4%):
     2,000   Dayton Hudson Co., 7.50%, 3/1/99............      2,043
     3,000   Excel Paralubes Funding, 7.13%, 11/1/11.....      3,019
     2,000   General Motors, 7.63%, 2/15/97..............      2,004
                                                           ---------
                                                               7,066
                                                           ---------
                                     Real Estate (1.4%):
     2,000   Colonial Realty Properties, 7.50%, 7/15/01..      2,030
     2,000   Meditrust, 7.60%, 7/15/01...................      2,038
                                                           ---------
                                                               4,068
                                                           ---------
                             Yankee & Eurodollar (4.0%):
     2,000   Hanson Overseas, 6.75%, 9/15/05.............      1,963
     3,000   Peoples Republic of China, 6.63%,
               1/15/03(b)................................      2,944
     3,000   Ras Laffan Gas, 7.63%, 9/15/06..............      3,020
     4,000   United Mexican States, FRN, 7.56%, 8/6/01...      4,008
                                                           ---------
                                                              11,935
                                                           ---------
                                   Total Corporate Bonds      52,580
                                                           ---------

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                OTHER MORTGAGE BACKED SECURITIES (5.3%):
 $   4,000   The Equitable Private Placement, Series 174,
               Class A1, 7.24%, 5/15/06..................  $   4,085
     2,891   Independent National Mortgage Corp., Series
               1995-S, Class A1, 7.10%, 1/15/26..........      2,912
     3,000   Kidder Peabody Acceptance Corp., Series
               1994-C2, Class A, 7.18%, 10/1/05..........      3,062
     2,000   Merrill Lynch Mortgage, Series 1996-C2,
               Class B, 6.96%, 11/21/28..................      1,968
       147   Morgan Stanley Mortgage Trust, Series Y,
               Class 3, 8.95%, 3/1/16....................        149
     3,893   Prudential Home Mortgage Securities, Series
               1993-17, Class A1, 6.50%, 5/25/00.........      3,861
                                                           ---------
                  Total Other Mortgage Backed Securities      16,037
                                                           ---------
               U.S. GOVERNMENT AGENCY MORTGAGES (35.9%):
                       Federal Home Loan Mortgage Corp.:
     1,000   7.00%, 6/15/06, Series #1457-PH, CMO........        992
     1,105   7.50%, 8/1/08, Gold Pool #G10117............      1,122
     2,362   8.50%, 1/1/10, Gold Pool #E00356............      2,458
       264   7.00%, 8/1/10, Gold Pool #E20187............        264
     4,162   7.00%, 9/1/10, Gold Pool #E00393 (c)........      4,163
     3,888   7.50%, 7/1/11, Gold Pool #E20253............      3,948
     6,000   6.50%, 12/1/11, Gold 15 Year TBA............      5,940
       702   7.25%, 4/15/18, Series #1254-F, CMO.........        703
     3,000   6.00%, 4/15/20, Series #1534-F, CMO.........      2,925
     4,000   8.00%, 2/15/20, Gold Series #1770-PE, CMO...      4,141
       732   8.00%, 7/1/20, Gold Pool #A01047............        747
     3,000   6.50%, 10/15/21, Series #1590-GA, CMO.......      2,943
     2,000   6.50%, 1/15/22, Series #1573-PI, CMO........      1,945
     3,084   8.00%,11/1/24, Gold Pool #C00376............      3,145
     4,471   7.50%, 8/1/25, Gold Pool #C00414 (c)........      4,478
     3,907   7.00%, 4/1/26, Pool #C00452.................      3,835
     3,977   7.50%, 4/1/26, Gold Pool #D70219............      3,983
     4,205   6.98%, 7/1/26, Pool #785618.................      4,184
     4,969   7.50%, 7/1/26, Gold Pool #D72734............      4,976
                       Federal National Mortgage Assoc.:
       500   8.00%, 9/25/04, Series 1991-155G, CMO.......        513
     1,000   6.75%, 12/25/04, Series 1993-6C, CMO........      1,007
     3,029   7.00%, 6/1/10, Pool #312903.................      3,027
     2,793   6.50%, 12/1/10, Pool #322598................      2,743
     2,427   8.00%, 5/1/24, Pool #250066.................      2,473
     2,188   8.50%, 7/1/24, Pool #250103.................      2,267
     2,990   7.50%, 10/1/24, Pool #303031................      2,990
       340   7.50%, 5/1/25, Pool #293928.................        340
       901   7.50%, 5/1/25, Pool #311810.................        901
     1,284   8.50%, 5/1/25, Pool #308499.................      1,331
     1,836   8.50%, 6/1/25, Pool #315277.................      1,903
     3,751   7.00%, 7/1/25, Pool #290387.................      3,671
     3,841   7.13%, 6/1/26, Pool #341503.................      3,920
                    Government National Mortgage Assoc.:
         6   10.50%, 7/15/98, Pool #069629...............          7
         1   10.50%, 9/15/98, Pool #103573...............          2
        11   11.00%, 6/15/99, Pool #110948...............         11
        10   11.00%, 3/15/00, Pool #123750...............         10
         7   10.00%, 12/15/00, Pool #136214..............          8
        65   10.00%, 1/15/01, Pool #145167...............         69

CONTINUED

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
         Government National Mortgage Assoc., continued:
 $      66   10.00%, 1/15/01, Pool #145328...............  $      70
        61   8.50%, 6/15/01, Pool #137056................         64
         7   8.50%, 6/15/01, Pool #162447................          7
         7   9.00%, 6/15/01, Pool #161443................          7
         2   9.00%, 6/15/01, Pool #164431................          2
        25   9.00%, 6/15/01, Pool #166985................         27
        15   9.00%, 7/15/01, Pool #155822................         16
        91   8.50%, 8/15/01, Pool #164207................         95
        61   9.00%, 8/15/01, Pool #173460................         64
        10   9.00%, 9/15/01, Pool #177121................         11
         6   9.00%, 10/15/01, Pool #177634...............          6
       103   9.00%, 10/15/01, Pool #179852...............        109
        10   9.00%, 10/15/01, Pool #185596...............         10
         4   8.50%, 11/15/01, Pool #183462...............          4
        14   9.00%, 11/15/01, Pool #174365...............         14
       110   9.00%, 11/15/01, Pool #191819...............        116
       100   8.50%, 12/15/01, Pool #199182...............        105
        15   9.00%, 1/15/02, Pool #205001................         15
        85   8.00%, 3/15/02, Pool #205933................         88
        70   8.00%, 3/15/02, Pool #210065................         72
        80   8.00%, 5/15/02, Pool #180296................         83
        47   8.00%, 5/15/02, Pool #203042................         48
        65   8.50%, 5/15/02, Pool #213776................         68
        51   9.00%, 8/15/02, Pool #232424................         54
        80   9.00%, 10/15/02, Pool #246307...............         84
        14   9.00%, 11/15/02, Pool #235553...............         14
         9   9.00%, 6/15/03, Pool #247863................          9
        68   8.50%, 10/15/04, Pool #277469...............         70
       106   9.00%, 10/15/04, Pool #281655...............        111
       127   8.50%, 11/15/04, Pool #253471...............        133
       119   9.00%, 5/15/05, Pool #288771................        125
       156   9.00%, 8/15/05, Pool #297031................        164
        16   9.00%, 10/15/05, Pool #292589...............         17
        91   9.00%, 11/15/05, Pool #292610...............         95
        57   9.00%, 11/15/05, Pool #299161...............         60
        76   9.00%, 12/15/05, Pool #299569...............         80
       113   8.50%, 4/15/06, Pool #307487................        118
       209   7.50%, 5/15/07, Pool #329528................        213
       106   8.00%, 5/15/09, Pool #385676................        109
        26   8.00%, 8/15/09, Pool #372143................         27
       682   8.00%, 10/15/09, Pool #380639...............        705
     2,990   8.00%, 7/15/22, Pool #426612................      3,052
 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
         Government National Mortgage Assoc., continued:
 $   1,856   7.00%, 8/15/23, Pool #352108................  $   1,816
     2,635   7.00%, 11/15/23, Pool #352022...............      2,578
     1,952   7.50%, 1/15/26, Pool #416874................      1,953
     1,981   7.50%, 3/15/26, Pool #422292................      1,983
     2,990   8.00%, 7/15/26, Pool #428509................      3,052
     5,964   7.50%, 11/20/26, G2 Pool #2322 (c)..........      5,939
                                                           ---------
                  Total U.S. Government Agency Mortgages     107,747
                                                           ---------
                      U.S. TREASURY OBLIGATIONS (34.0%):
                                     U.S. Treasury Bonds
     3,000   10.75%, 5/15/03 (b).........................      3,695
     3,000   8.75%, 5/15/17 (b)..........................      3,662
     8,000   8.13%, 8/15/19 (b)..........................      9,255
     8,000   6.25%, 8/15/23 (b)..........................      7,508
                                     U.S. Treasury Notes
     7,000   7.25%, 2/15/98 (b)..........................      7,115
     3,500   5.13%, 3/31/98 (b)..........................      3,476
    10,000   8.25%, 7/15/98 (b)..........................     10,358
     3,000   8.88%, 11/15/98.............................      3,158
     8,000   5.00%, 1/31/99 (b)..........................      7,864
     4,000   7.50%, 10/31/99.............................      4,147
     5,000   7.75%, 1/31/00 (b)..........................      5,234
     3,000   7.13%, 2/29/00..............................      3,089
     3,000   5.88%, 6/30/00 (b)..........................      2,982
     5,000   7.75%, 2/15/01..............................      5,287
     5,000   5.75%, 8/15/03 (b)..........................      4,852
    11,000   7.25%, 5/15/04 (b)..........................     11,581
     4,000   6.50%, 5/15/05 (b)..........................      4,028
     5,000   5.88%, 11/15/05 (b).........................      4,824
                                                           ---------
                         Total U.S. Treasury Obligations     102,115
                                                           ---------
                             Total Investments, at value     300,865
                                                           ---------
                           REPURCHASE AGREEMENTS (0.9%):
     2,743   Lehman Brothers, Inc., 7.02%, 1/2/97,
               (collateralized by $2,625 Federal Home
               Loan Mortgage Corp., 8.06%, 3/24/10,
               market value--$2,799).....................      2,743
                                                           ---------
                             Total Repurchase Agreements       2,743
                                                           ---------
Total (Cost--$302,377)(a)                                  $ 303,608
                                                           ---------
                                                           ---------

------------

Percentages indicated are based on net assets of $300,385.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $   3,215
Unrealized depreciation....................................................     (1,984)
                                                                             ---------
Net unrealized appreciation................................................  $   1,231
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of December 31, 1996.

      (c)  Serves as collateral for futures contracts.

CMO        Collateralized Mortgage Obligation
FRN        Floating Rate Note

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

At December 31, 1996, the Portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    30      U.S. Treasury 2 Year Note, March 1997......................   $   6,234    $   6,204

SEE NOTES TO FINANCIAL STATEMENTS.

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                 SUPRANATIONAL GOVERNMENT AGENCY (0.1%):
 $     400   International Bank for Reconstruction and
               Development, Medium Term Note, COLTS,
               7.65%, 2/28/97 (c)........................  $     401
                                                           ---------
                   Total Supranational Government Agency         401
                                                           ---------
               U.S. GOVERNMENT AGENCY MORTGAGES (86.2%):
                       Federal Home Loan Mortgage Corp.:
     2,000   6.44%, 1/28/00..............................      2,014
     9,569   6.00%, 4/15/01, Gold Balloon, Pool
               #G50347...................................      9,459
     4,500   7.13%, 11/18/02.............................      4,677
     3,000   6.78%, 3/15/04..............................      2,966
     3,000   7.88%, 4/28/04..............................      3,007
     5,000   7.89%, 5/12/04..............................      5,014
     6,120   7.50%, 4/1/09, Gold Pool #E00315............      6,213
    16,500   6.50%, 9/15/09, Series 1838 G, CMO..........     15,952
     5,212   8.50%, 1/1/10, Gold Pool #G10305............      5,425
     4,640   6.50%, 1/1/11, Gold Pool #E00413............      4,561
     9,567   6.50%, 4/1/11, Gold Pool #E00426............      9,402
     4,788   6.50%, 4/1/11, Gold Pool #E20235............      4,705
       365   9.00%, 10/1/17, Gold Pool #A00756...........        386
       258   9.00%, 4/1/18, Gold Pool #A01143............        272
     2,811   7.25%, 4/15/18, Series 1254 F, CMO..........      2,811
        23   9.00%, 8/1/20, Gold Pool #D38661............         24
        66   9.00%, 10/1/20, Gold Pool #A01134...........         69
        78   9.00%, 1/1/21, Gold Pool #A00948............         83
        60   9.00%, 4/1/21, Gold Pool #D04193............         63
       124   9.00%, 6/1/21, Gold Pool #A01017............        131
       132   9.00%, 7/1/21, Gold Pool #A01093............        140
        69   9.00%, 9/1/21, Gold Pool #D32271............         73
        53   9.00%, 11/1/21, Gold Pool #C00078...........         56
       123   9.00%, 11/1/21, Gold Pool #D11191...........        130
       130   9.00%, 11/1/21, Gold Pool #D11866...........        137
        76   9.00%, 5/1/22, Gold Pool #D19142............         81
       269   9.00%, 5/1/22, Gold Pool #D19203............        284
     7,219   10.00%, 10/15/23, Series 1591 E, CMO........      7,966
    17,851   5.00%, 11/15/23, Series 1686 PG, CMO........     16,677
     5,348   8.50%, 5/1/24, Gold Pool #G00229............      5,546
     4,850   8.50%, 7/1/24, Gold Pool #C00354............      5,029
     8,095   7.50%, 9/1/24, Gold Pool #D56307............      8,108
     7,710   8.00%, 11/1/24, Gold Pool #C00376...........      7,864
     3,001   7.50%, 5/1/25, Gold Pool #D59996............      3,005
     5,714   7.50%, 6/1/25, Gold Pool #C80321............      5,723
     7,824   8.00%, 6/1/25, Gold Pool #D60690............      7,981
     4,720   7.00%, 8/1/25, Gold Pool #C00418............      4,633
     4,464   7.50%, 8/1/25, Gold Pool #C80334............      4,471
     4,471   7.50%, 8/1/25, Gold Pool #C00414............      4,478
     4,695   7.00%, 9/1/25, Gold Pool #D63303............      4,608
     4,279   8.00%, 9/1/25, Gold Pool #D63705............      4,364
     9,220   7.50%, 10/1/25, Gold Pool #C80349...........      9,235
     9,620   6.50%, 2/1/26, Gold Pool #D68098............      9,202
     9,805   6.50%, 3/1/26, Gold Pool #G00453............      9,379
    12,791   7.00%, 4/1/26, Gold Pool #D69810 (c)........     12,555
    11,921   7.00%, 4/1/26, Gold Pool #D69811 (c)........     11,702

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
                       Federal National Mortgage Assoc.:
 $   2,000   8.80%, 7/25/97..............................  $   2,036
     4,000   8.70%, 6/10/99..............................      4,238
     3,000   8.90%, 6/12/00 (b)..........................      3,240
    11,089   6.00%, 3/1/01, Pool #50783..................     10,832
       750   7.80%, 6/10/02..............................        756
     9,978   7.00%, 4/1/03, 7 Year Balloon...............     10,022
     1,628   7.50%, 5/1/03, Pool #347175.................      1,654
     3,146   7.50%, 7/1/03, Pool #250656.................      3,195
     3,000   6.20%, 11/12/03.............................      2,890
     2,820   8.05%, 5/20/04..............................      2,834
     5,000   7.86%, 5/25/04, Callable 5/25/99 @100.......      5,065
    15,000   7.16%, 5/11/05..............................     15,492
    10,000   5.88%, 2/2/06 (b)...........................      9,484
     5,000   6.67%, 2/6/06, Callable 2/6/98 @100.........      4,877
     4,578   7.00%, 4/1/08, Pool #211750.................      4,575
     8,000   6.00%, 6/25/09, Series 1994-86 PJ, CMO......      7,481
     4,252   7.00%, 7/1/10, Pool #250326.................      4,249
     2,684   6.50%, 12/1/10, Pool #332301................      2,636
    15,000   6.00%, 3/1/11, Pool #340683.................     14,433
    10,000   6.25%, 2/25/13, Series 1993-2 PC, CMO.......      9,963
     3,596   6.35%, 8/25/13, Series 1993-225B VG, CMO....      3,488
     4,497   7.50%, 6/1/14, Pool #250081.................      4,497
     3,613   7.50%, 7/1/14, Pool #250082.................      3,613
       161   10.00%, 10/1/16, Pool #70110................        177
     9,016   10.00%, 9/1/17, Pool #303969................      9,887
       546   10.00%, 10/1/19, Pool #231675...............        598
    10,000   7.00%, 5/25/20, Pool #1990-57...............      9,921
       311   10.00%, 7/1/20, Pool #050318................        341
     5,584   6.50%, 5/25/21, Series 1992-205 K, CMO......      5,365
     5,000   7.00%, 9/25/21, Series G92-64 K, CMO........      4,927
       858   10.00%, 11/1/21, Pool #208372...............        940
       742   10.00%, 11/1/21, Pool #208374...............        814
     5,000   6.55%, 12/25/21, Pool #1993-137 PH, CMO.....      4,876
    10,785   6.50%, 2/17/23, Series #G94-12 C, CMO.......     10,045
     5,000   6.50%, 5/25/23, Series 1994-110 H, CMO......      4,815
     9,094   6.35%, 12/25/23, Series 1994-43 PJ, CMO.....      8,543
     5,042   7.00%, 1/25/24, Series 1994-62 PJ, CMO......      4,841
     8,787   7.00%, 2/1/24, Pool #190257.................      8,600
     3,339   9.00%, 12/1/24, Pool #353898................      3,521
     4,343   7.50%, 5/1/25, Pool #300064.................      4,343
     4,081   7.50%, 6/1/25, Pool #312684.................      4,081
     4,314   7.50%, 6/1/25. Pool #312899.................      4,314
     4,743   7.00%, 8/1/25, Pool #315500.................      4,643
     3,962   7.50%, 9/1/25, Pool #322899.................      3,962
       969   7.50%, 9/1/25, Pool #324749.................        969
    12,326   8.00%, 7/15/26, Pool #C80414................     12,573
                    Government National Mortgage Assoc.:
         1   10.50%, 4/15/98, Pool #63591................          1
        25   10.00%, 9/15/00, Pool #138814...............         26
        10   10.00%, 12/15/00, Pool #136214..............         11
         6   10.00%, 1/15/01, Pool #145144...............          7
        57   8.50%, 6/15/01, Pool #166491................         59
         5   8.50%, 7/15/01, Pool #161997................          5

CONTINUED

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
        Government National Mortgage Assoc.:, continued:
 $      92   9.00%, 9/15/01, Pool #166928................  $      97
         8   9.00%, 9/15/01, Pool #174330................          8
        66   9.50%, 9/15/01, Pool #180786................         70
        93   8.50%, 11/15/01, Pool #179383...............         97
        22   9.50%, 11/15/01, Pool #182995...............         24
        68   8.50%, 12/15/01, Pool #199837...............         71
       109   9.00%, 12/15/01, Pool #187723...............        115
        85   8.00%, 3/15/02, Pool #205933................         88
       231   9.00%, 5/15/03, Pool #154134................        243
       164   9.00%, 6/15/05, Pool #283904................        173
        87   9.00%, 8/15/05, Pool #291836................         91
        58   9.00%, 9/15/05, Pool #292898................         61
        32   9.00%, 9/15/05, Pool #295227................         34
        78   8.00%, 7/15/06, Pool #11337.................         80
        36   7.50%, 7/15/07, Pool #17316.................         36
        87   8.00%, 8/15/07, Pool #18539.................         89
        95   8.00%, 8/15/07, Pool #18677.................         97
       350   7.50%, 12/15/07, Pool #338189...............        357
        70   9.00%, 11/15/08, Pool #27932................         73
       103   9.00%, 4/15/09, Pool #30352.................        108
        22   9.00%, 5/15/09, Pool #32214.................         23
        10   9.50%, 7/15/09, Pool #34487.................         11
       154   9.50%, 9/15/09, Pool #34878.................        166
        45   9.50%, 10/15/09, Pool #36804................         49
        32   11.00%, 11/15/09, Pool #37615...............         36
         1   12.00%, 4/15/15, Pool #125262...............          2
        13   11.00%, 6/15/15, Pool #130125...............         14
        86   9.00%, 5/15/16, Pool #149877................         90
       119   9.00%, 6/15/16, Pool #166130................        126
       116   9.00%, 7/15/16, Pool #158921................        123
        13   9.50%, 7/15/16, Pool #166772................         14
        76   9.50%, 8/15/16, Pool #177531................         82
       165   9.00%, 9/15/16, Pool #179044................        173
        23   9.50%, 1/15/17, Pool #185619................         25
       349   9.00%, 2/15/17, Pool #195058................        368
       264   9.00%, 6/15/17, Pool #219079................        278
        29   9.00%, 8/15/17, Pool #225825................         30
        80   9.50%, 8/15/17, Pool #218841................         87
        43   9.50%, 8/15/17, Pool #224015................         47
       119   9.00%, 6/15/18, Pool #238161................        125
        86   9.50%, 8/15/18, Pool #248390................         93
        27   9.00%, 10/15/18, Pool #253188...............         29
         4   9.00%, 10/15/19, Pool #267676...............          4
        66   9.00%, 11/15/19, Pool #162768...............         70
       166   9.50%, 12/15/18, Pool #263400...............        179
        75   9.00%, 1/15/20, Pool #283138................         79
        77   9.00%, 2/15/20, Pool #276157................         81
       125   9.00%, 3/15/20, Pool #285283................        132
        76   9.50%, 9/15/20, Pool #292918................         83
        99   9.50%, 12/15/20, Pool #291865...............        106
       246   9.00%, 6/15/21, Pool #307120................        259
    17,877   9.00%, 8/15/21, Pool #306081................     18,838
     5,223   9.00%, 12/15/21, Pool #780284...............      5,523
        39   7.50%, 2/15/22, Pool #324025................         40
 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
        Government National Mortgage Assoc.:, continued:
 $     658   8.00%, 7/15/22, Pool #321560................  $     672
       825   7.50%, 8/15/22, Pool #337141................        825
        39   7.00%, 10/15/22, Pool #337175...............         38
       222   7.00%, 11/15/22, Pool #323008...............        217
        41   7.00%, 12/15/22, Pool #339969...............         40
        41   7.00%, 1/15/23, Pool #321675................         40
       497   7.00%, 1/15/23, Pool #332022................        486
       387   7.00%, 1/15/23, Pool #341536................        378
       430   7.00%, 1/15/23, Pool #342248................        421
       239   7.00%, 1/15/23, Pool #346214................        234
        52   7.00%, 3/15/23, Pool #350110................         51
       345   6.50%, 5/15/23, Pool #343208................        329
       630   7.00%, 5/15/23, Pool #221604................        617
        65   7.00%, 5/15/23, Pool #338005................         63
       745   7.00%, 5/15/23, Pool #342348................        729
       815   7.00%, 5/15/23, Pool #346572................        798
       808   7.00%, 5/15/23, Pool #351041................        791
        98   6.50%, 6/15/23, Pool #346624................         94
       418   6.50%, 6/15/23, Pool #348677................        399
        60   6.50%, 6/15/23, Pool #349788................         57
        62   6.50%, 6/15/23, Pool #358250................         59
       271   6.50%, 7/15/23, Pool #322200................        259
       264   7.00%, 7/15/23, Pool #325977................        258
       877   7.00%, 7/15/23, Pool #346673................        858
        26   7.00%, 7/15/23, Pool #350709................         25
       366   7.00%, 7/15/23, Pool #353569................        358
        33   7.00%, 7/15/23, Pool #354538................         32
       194   7.00%, 7/15/23, Pool #357782................        190
       505   7.00%, 7/15/23, Pool #358382................        494
       599   7.00%, 7/15/23, Pool #360697................        586
       469   7.00%, 7/15/23, Pool #360889................        459
       864   7.00%, 7/15/23, Pool #362982................        845
       341   6.50%, 8/15/23, Pool #344505................        325
       452   6.50%, 8/15/23, Pool #353137................        431
       651   6.50%, 8/15/23, Pool #356717................        621
       230   6.50%, 8/15/23, Pool #359027................        219
       184   6.50%, 8/15/23, Pool #360713................        175
       290   6.50%, 8/15/23, Pool #360738................        276
       792   6.50%, 9/15/23, Pool #345375................        756
        50   6.50%, 9/15/23, Pool #339041................         48
       401   6.00%, 10/15/23, Pool #345389...............        372
       462   6.00%, 10/15/23, Pool #364717...............        429
        34   6.00%, 10/15/23, Pool #370006...............         32
       226   6.50%, 10/15/23, Pool #345391...............        215
     4,014   8.00%, 10/15/23, Pool #354681...............      4,098
        21   6.50%, 11/15/23, Pool #370927...............         20
       658   6.50%, 11/15/23, Pool #369356...............        628
       152   6.50%, 12/15/23, Pool #349944...............        145
       984   6.50%, 12/15/23, Pool #349265...............        939
       134   6.50%, 12/15/23, Pool #365740...............        128
       667   6.50%, 12/15/23, Pool #369830...............        637
        35   6.50%, 12/15/23, Pool #370289...............         34
       761   6.50%, 1/15/24, Pool #379127................        726
    22,784   6.50%, 2/15/24, Pool #354747................     21,737

CONTINUED

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
            U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
        Government National Mortgage Assoc.:, continued:
 $   1,257   6.50%, 2/15/24, Pool #362341................  $   1,200
       323   6.50%, 2/15/24, Pool #370338................        308
       411   6.50%, 2/15/24, Pool #371999................        392
       356   6.50%, 2/15/24, Pool #389200................        340
       176   6.50%, 2/15/24, Pool #380818................        168
       649   7.50%, 6/15/24, Pool #388747................        650
        94   7.50%, 6/15/24, Pool #389827................         94
       427   8.00%, 9/15/24, Pool #393908................        436
     4,085   8.00%, 9/15/24, Pool #403212................      4,171
     4,970   7.50%, 3/15/26, Pool #422308................      4,974
     7,089   8.00% 5/15/26, Pool #416233.................      7,237
    12,727   8.00%, 5/15/26, Pool #422690................     12,993
     9,976   8.00%, 7/15/26, Pool #412644................     10,185
     9,962   8.00%, 7/15/26, Pool #423877................     10,170
    10,000   7.50%, 12/20/26, G2 Pool #2341..............      9,959
    15,000   8.00%, 12/20/26, G2 Pool #2344..............     15,239
                                                           ---------
                  Total U.S. Government Agency Mortgages     618,022
                                                           ---------
               U.S. GOVERNMENT AGENCY SECURITIES (7.1%):
                               Federal Farm Credit Bank:
     5,000   6.88%, 5/1/00...............................      5,097
     2,000   7.95%, 4/1/02...............................      2,008
                                 Federal Home Loan Bank:
     2,000   9.25%, 11/25/98.............................      2,117
     2,000   9.30%, 1/25/99..............................      2,125
     3,000   8.60%, 6/25/99..............................      3,174
     5,000   6.27%, 1/14/04..............................      4,829
 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
           U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
                               Resolution Funding Corp.:
 $  25,000   Principal Strip, 10/15/17...................  $   5,863
     5,000   Principal Strip, 4/15/30....................        533
                             Tennessee Valley Authority:
    25,000   6.24%, 7/15/45, Putable on 7/15/01 @ 100....     25,062
                                                           ---------
                 Total U.S. Government Agency Securities      50,808
                                                           ---------
                       U.S. TREASURY OBLIGATIONS (6.1%):
                                     U.S. Treasury Bonds
    10,000   7.50%, 11/15/16.............................     10,836
    15,000   8.13%, 8/15/19 (b)..........................     17,353
     5,000   6.00%, 2/15/26 (b)..........................      4,554
                                    U.S. Treasury Strips
     5,000   8/15/02.....................................      3,548
    50,000   2/15/25 (b).................................      7,647
                                                           ---------
                         Total U.S. Treasury Obligations      43,938
                                                           ---------
                             Total Investments, at value     713,169
                                                           ---------
                           REPURCHASE AGREEMENTS (0.2%):
     1,267   Lehman Brothers, Inc., 7.02%, 1/2/97,
               (collateralized by $1,235 various U.S.
               Government Agencies, 7.35%-7.83%,
               4/13/05-5/16/05, market value--$1,292)          1,267
                                                           ---------
                             Total Repurchase Agreements       1,267
                                                           ---------
Total (Cost--$710,095) (a)                                 $ 714,436
                                                           ---------
                                                           ---------

------------

Percentages indicated are based on net assets of $716,946.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $51. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  10,537
Unrealized depreciation....................................................     (6,247)
                                                                             ---------
Net unrealized appreciation................................................  $   4,290
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of December 31, 1996.

      (c)  Serves as collateral for futures contracts.

CMO        Collateralized Mortgage Obligation
COLTS      Continuously Offered Long-Term Securities

At December 31, 1996, the portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
   100      U.S. Treasury 10 Year Note, March 1997.....................   $  11,073    $  10,912
    65      U.S. Treasury 7 Year Bond, March 1997......................       7,358        7,320

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                        ASSET BACKED SECURITIES (9.7%):
 $   7,500   Advanta Mortgage Loan Trust, Series 1995-1,
               Class A5, 8.32%, 12/25/19................  $   7,821
     6,185   Aircraft Lease Portfolio Securitization
               Ltd., Series 94-1, Class A2, 7.15%,
               9/15/04..................................      6,244
     5,000   Federal Express, Series A-1, 7.85%,
               6/1/08...................................      5,169
     3,431   NAL 96, 7.10%, 3/15/01, Private Placement,
               Class A, 144A............................      3,421
     7,606   Northwest Air, Series 2, Class A, 9.25%,
               6/21/14..................................      8,650
     4,754   Northwest Air Trust, Series B, 10.23%,
               6/21/14..................................      5,498
     2,631   Olympic Automobile Receivables Trust,
               Series 1994-A, Class A, 5.65%, 1/15/01...      2,627
     5,100   Olympic Automobile Receivables Trust,
               Series 1994-B, Class A2, 6.85%, 6/15/01..      5,154
     8,950   Olympic Automobile Receivables Trust,
               Series 1995-B A2, 7.35%, 10/15/01........      9,079
     5,000   Residential Funding Corp., 96-H52, A4,
               7.55%, 9/25/12...........................      5,100
                                                          ---------
                          Total Asset Backed Securities      58,763
                                                          ---------
                               CORPORATE BONDS (48.0%):
                  Banking, Finance & Insurance (18.8%):
     6,000   Associates Corp., 8.15%, 8/1/09............      6,570
     5,000   Associates Corp., 8.34%, 11/25/99..........      5,269
     5,000   BankAmerica Corp., 9.50%, 4/1/01...........      5,525
     8,500   Bank of America, 12/31/26, 8.07%...........      8,606
     5,000   Bear Stearns Co., 9.13%, 4/15/98...........      5,187
     5,000   Bear Stearns Co., 8.25%, 2/1/02............      5,337
     2,000   Fleet/Norstar Group, 8.13%, 7/1/04(b)......      2,135
     5,000   First Chicago Capital Trust, 7.95%,
               12/1/26..................................      4,803
     1,500   Ford Motor Credit Corp., 6.38%, 10/6/00....      1,491
     8,000   General Motors Acceptance Corp., 7.00%,
               3/1/00...................................      8,120
     5,000   Lehman Brothers Holdings, 8.80%, 3/1/15....      5,650
    10,000   Lehman Brothers Holdings, 8.88%, 3/1/02....     10,825
     5,000   Lehman Brothers, Inc., 11.63%, 5/15/05.....      6,338
     6,000   Massachusetts Mutual Life, 7.50%, 3/1/24,
               144A.....................................      5,955
     3,500   MEPC Finance, Inc., 7.50%, 5/1/03..........      3,588
     5,000   Midland Bank PLC., 7.63%, 6/15/06..........      5,175
     6,000   Morgan Stanley Group, 6.13%, 10/1/03.......      5,820
     4,905   Oslo Seismic Service, 8.28%, 6/1/11,
               144A.....................................      5,031
     2,000   Paine Webber Group, 8.06%,6/16/97..........      2,020
     5,000   Principal Mutual, 7.88%, 3/1/24............      4,962

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                            CORPORATE BONDS, CONTINUED:
               Banking, Finance & Insurance, continued:
 $   5,000   Security Pacific Corp., 11.00%, 3/1/01.....  $   5,769
                                                          ---------
                                                            114,176
                                                          ---------
                               Industrial Goods (5.6%):
     3,000   Boise Cascade Co., 9.45%, 11/01/09.........      3,469
     3,000   Comdisco, Inc., 6.05%, 10/31/97............      3,003
     5,000   Excel Paralubes Funding, 7.13%, 11/1/11....      5,031
     2,000   Freeport McMoran, Copper & Gold, 7.50%,
               11/15/06.................................      1,965
     5,000   General Motors Corp., 9.13%, 7/15/01.......      5,475
     5,000   Marriott International, Inc., 6.75%,
               12/1/09..................................      4,713
     4,828   Newmont Gold Co., 8.91%, 1/5/09............      5,208
     5,000   Penske Truck Leasing, 8.25%, 11/1/99(b)....      5,263
                                                          ---------
                                                             34,127
                                                          ---------
                                    Real Estate (4.6%):
     2,000   Avalon Properties, 7.38%, 9/15/02..........      2,007
     4,750   Meditrust, 7.77%, 8/16/02..................      4,887
     5,000   Security Capital Pacific Trust, 10/15/02,
               6.95%....................................      5,018
     5,000   Spieker Properties, 6.65%, 12/15/00........      4,888
     8,000   Taubman Realty Group, 7.00%, 10/1/03.......      7,850
     3,000   Wellsford Residential Property, 7.25%,
               8/15/00..................................      3,049
                                                          ---------
                                                             27,699
                                                          ---------
                                      Utilities (1.4%):
     5,000   NRG Energy Corp., 7.63%, 2/1/06............      4,800
     3,474   Salton Sea Funding Corp., 6.69%, 5/30/00...      3,504
                                                          ---------
                                                              8,304
                                                          ---------
                           Yankee & Eurodollar (17.6%):
     5,000   Bangkok Bank Public Co. Ltd., 7.25%,
               9/15/05, 144A............................      4,913
     5,000   BCH Cayman Islands, 8.25%, 6/15/04.........      5,319
     5,000   Canadian National Railway, 7.00%,
               3/15/04..................................      4,994
     5,000   Celulosa Arauco, 6.75%, 12/15/03...........      4,894
     9,170   Centragas, 10.65%, 12/1/10,
               Series 144A(b)...........................      9,904
     5,000   China International Trust & Investing,
               9.00%, 10/15/06(b).......................      5,506
     5,000   Financiera Energy, 9.38%, 6/15/06(b).......      5,281
     5,000   Guangdong International, 6.75%, 11/15/03...      4,812
     6,000   Honam Oil Refinery Co., 7.13%, 10/15/05,
               144A.....................................      5,895
     5,000   Kansalis-Osake Pankki, 9.75%, 12/15/98.....      5,312
     5,000   Macmillan Bloedel Ltd., 6.75%, 2/15/06.....      4,781
     5,000   Peoples Republic of China, 7.75%, 7/5/06...      5,150

CONTINUED

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                            CORPORATE BONDS, CONTINUED:
                        Yankee & Eurodollar, continued:
 $   6,000   Peoples Democratic Republic of Poland,
               3.75%, 10/27/14..........................  $   5,085
     5,000   Pohang Iron & Steel Co., 7.38%, 5/15/05....      5,050
     5,000   Province of Quebec, 6.50%, 1/17/06 (b).....      4,831
     4,250   Ras Laffan, 7.63%, 9/15/06, 144A...........      4,278
     5,000   Republic of Indonesia, 7.75%, 8/1/06.......      5,054
     5,000   Scotland International Finance, 8.80%,
               1/27/04, 144A............................      5,481
     5,000   United Mexican States, FRN, 7.56%,
               8/6/01...................................      5,011
     5,000   Tenaga Nasional Berhad, 7.88%, 6/15/04,
               144A.....................................      5,275
                                                          ---------
                                                            106,826
                                                          ---------
                                  Total Corporate Bonds     291,132
                                                          ---------
              U.S. GOVERNMENT AGENCY MORTGAGES (16.6%):
                      Federal Home Loan Mortgage Corp.:
     4,731   7.00%, 6/1/09, Pool #E00313................      4,733
     4,632   7.00%, 2/1/11, Gold Pool #E62602...........      4,633
     8,670   7.00%, 5/1/11, Gold Pool #E00434...........      8,672
     9,526   7.50%, 5/1/11, Pool #E00438................      9,672
     7,775   7.00%, 6/1/11, Gold Pool #E64220...........      7,777
     1,282   7.50%, 6/1/24, Pool #C80161................      1,284
    16,579   7.00%, 9/1/24, Pool #G00271................     16,273
     7,494   7.50%, 10/1/24, Pool #C80245...............      7,505
     9,978   7.00%, 4/1/03, Pool #303865................     10,022
    16,330   8.00%, 12/1/09, Pool #250168...............     16,804
                      Federal National Mortgage Assoc.:
    13,425   7.50%, 9/1/25, Pool #324179................     13,425
                                                          ---------
                 Total U.S. Government Agency Mortgages     100,800
                                                          ---------
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

              U.S. GOVERNMENT AGENCY SECURITIES (4.7%):
                                Federal Home Loan Bank:
 $  10,000   7.10%, 3/16/98.............................  $  10,155
                      Federal Home Loan Mortgage Corp.:
     5,000   7.13%, 7/21/99 (b).........................      5,129
                              Resolution Funding Corp.:
    18,000   Principal Strip, 4/15/02...................     12,994
                                                          ---------
                Total U.S. Government Agency Securities      28,278
                                                          ---------
                     U.S. TREASURY OBLIGATIONS (17.6%):
                                   U.S. Treasury Bonds:
     3,250   13.38%, 8/15/01............................      4,181
     9,500   11.88%, 11/15/03 (b).......................     12,396
     3,000   10.75%, 8/15/05............................      3,852
    14,000   9.00%, 11/15/18............................     17,572
    10,000   7.13%, 2/15/23 (b).........................     10,444
                                   U.S. Treasury Notes:
    20,000   5.50%, 11/15/98 (b)........................     19,872
    16,000   6.25%, 8/31/00 (b).........................     16,065
    10,300   6.63%, 6/30/01 (b).........................     10,469
     8,000   5.75%, 8/15/03 (b).........................      7,764
     4,000   7.50%, 2/15/05 (b).........................      4,277
                                                          ---------
                        Total U.S. Treasury Obligations     106,892
                                                          ---------
                            Total Investments, at value     585,865
                                                          ---------
                          REPURCHASE AGREEMENTS (2.5%):
    15,077   Lehman Brothers, Inc., 7.02%, 1/2/97,
               (collateralized by $15,525 Federal Home
               Loan Mortgage Corp., 5.99%-6.48%,
               11/26/03-2/18/04, market
               value--$15,375)..........................     15,077
                                                          ---------
                            Total Repurchase Agreements      15,077
                                                          ---------
                              Total (Cost--$581,509)(a)   $ 600,942
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $606,364.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  20,565
Unrealized depreciation....................................................     (1,132)
                                                                             ---------
Net unrealized appreciation................................................  $  19,433
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of December 31, 1996.

FRN        Floating Rate Note

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)

                                                        (Amounts in Thousands, except per share amounts)
                                                  ULTRA          LIMITED
                                               SHORT-TERM      VOLATILITY     INTERMEDIATE GOVERNMENT   INCOME BOND
                                               INCOME FUND      BOND FUND      BOND FUND    BOND FUND      FUND
                                              -------------  ---------------  -----------  -----------  -----------
ASSETS:
Investments, at value.......................    $  80,633       $ 604,610      $ 300,865    $ 713,169    $ 585,865
Repurchase agreements, at cost..............        4,165           4,840          2,743        1,267       15,077
                                              -------------  ---------------  -----------  -----------  -----------
Total (cost $84,711; $606,745; $302,377;
 $710,095; $581,509, respectively)..........       84,798         609,450        303,608      714,436      600,942
Interest receivable.........................          504           7,538          4,034        6,073        8,531
Receivable from brokers for investments
 sold.......................................           60              11              3           --           --
Receivable for capital shares issued........          362           2,973          1,410        2,765        2,278
Net variation margin on futures contracts...           13              --             --           --           --
Deferred organization costs.................            5              --             --            4           --
Prepaid expenses and other assets...........            7              56             16          118           34
                                              -------------  ---------------  -----------  -----------  -----------
TOTAL ASSETS................................       85,749         620,028        309,071      723,396      611,785
                                              -------------  ---------------  -----------  -----------  -----------
LIABILITIES:
Cash overdrafts.............................          321           1,368            907        2,088        1,702
Dividends payable...........................          407           3,093          1,636        3,827        3,357
Payable to brokers for investments
 purchased..................................        5,348              --          5,940           --           --
Payable for capital shares redeemed.........            5              14              7            7            1
Net variation margin on futures contracts...           --              --              2          156           --
Accrued expenses and other payables:
  Investment advisory fees..................           14             157             84          251          206
  Administration fees.......................            8              87             42           73           85
  12b-1 fees (Class A)......................            1               4              4            8            3
  12b-1 fees (Class B)......................            1               4              6            9            6
  Other.....................................           42              46             58           31           61
                                              -------------  ---------------  -----------  -----------  -----------
TOTAL LIABILITIES...........................        6,147           4,773          8,686        6,450        5,421
                                              -------------  ---------------  -----------  -----------  -----------
NET ASSETS:
Capital.....................................       83,821         619,682        303,755      731,345      638,796
Undistributed (distributions in excess of)
 net investment income......................         (297)           (121)            94         (325)         396
Accumulated undistributed net realized
 losses from investment and futures
 transactions...............................       (4,048)         (7,011)        (4,665)     (18,216)     (52,261)
Net unrealized appreciation (depreciation)
 from investments and futures...............          126           2,705          1,201        4,142       19,433
                                              -------------  ---------------  -----------  -----------  -----------
NET ASSETS..................................    $  79,602       $ 615,255      $ 300,385    $ 716,946    $ 606,364
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
Net Assets..................................
  Fiduciary.................................    $  72,650       $ 589,229      $ 278,201    $ 668,024    $ 584,762
  Class A...................................        5,277          20,953         14,468       37,606       12,527
  Class B...................................        1,675           5,073          7,716       11,316        9,075
                                              -------------  ---------------  -----------  -----------  -----------
    Total...................................    $  79,602       $ 615,255      $ 300,385    $ 716,946    $ 606,364
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
Outstanding units of beneficial interest
 (shares)...................................
  Fiduciary.................................        7,384          56,206         27,923       68,828       61,799
  Class A...................................          537           2,001          1,448        3,873        1,325
  Class B...................................          171             480            775        1,166          951
                                              -------------  ---------------  -----------  -----------  -----------
    Total...................................        8,092          58,687         30,146       73,867       64,075
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
Net asset value
  Fiduciary--offering and redemption price
    per share...............................  $      9.84    $      10.48     $     9.96   $     9.71   $     9.46
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
  Class A--redemption price per share.......  $      9.83    $      10.48     $     9.99   $     9.71   $     9.45
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
  Class A--maximum sales charge.............         3.00  %         3.00   %       4.50 %       4.50 %       4.50 %
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
  Class A maximum offering price
    (100%/(100%-- maximum sales charge) of
    net asset value adjusted to nearest
    cent) per share.........................  $     10.13    $      10.80     $    10.46   $    10.17   $     9.90
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------
  Class B--offering price per share (a).....  $      9.79    $      10.55     $     9.96   $     9.71   $     9.54
                                              -------------  ---------------  -----------  -----------  -----------
                                              -------------  ---------------  -----------  -----------  -----------

------------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                                                   (Amounts in Thousands)

                                                  ULTRA        LIMITED
                                               SHORT-TERM    VOLATILITY   INTERMEDIATE GOVERNMENT   INCOME BOND
                                               INCOME FUND    BOND FUND    BOND FUND    BOND FUND      FUND
                                              -------------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income.............................    $   2,319     $  20,168    $   9,982    $  25,725    $  21,209
Dividend income.............................           --            32           --            2           --
Income from securities lending..............           --            90           67           61           59
                                                   ------    -----------  -----------  -----------  -----------
TOTAL INCOME................................        2,319        20,290       10,049       25,788       21,268
                                                   ------    -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees....................          201         1,876          855        1,647        1,732
Administration fees.........................           60           517          236          605          477
12b-1 fees (Class A)........................            8            38           25           67           21
12b-1 fees (Class B)........................            7            25           35           56           39
Custodian and accounting fees...............            7            29           20           43           16
Legal and audit fees........................            5            19            6           21            7
Organization costs..........................            2            --           --            2           --
Trustees' fees and expenses.................           --             3            1            4            2
Transfer agent fees.........................           10            19           12           25           12
Registration and filing fees................            8            29           13           43           15
Printing costs..............................            5            28            8           23           10
Other.......................................           --             2           --            2            2
                                                   ------    -----------  -----------  -----------  -----------
Total expenses before waivers...............          313         2,585        1,211        2,538        2,333
Less waivers................................         (188)         (951)        (423)        (129)        (587)
                                                   ------    -----------  -----------  -----------  -----------
NET EXPENSES................................          125         1,634          788        2,409        1,746
                                                   ------    -----------  -----------  -----------  -----------
Net Investment Income.......................        2,194        18,656        9,261       23,379       19,522
                                                   ------    -----------  -----------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
 and futures transactions...................         (276)         (186)        (297)       1,827        2,272
Net change in unrealized appreciation
 (depreciation) from investments and
 futures....................................          630         3,760        3,975        9,020        6,103
                                                   ------    -----------  -----------  -----------  -----------
Net realized/unrealized gains (losses) from
 investments and futures....................          354         3,574        3,678       10,847        8,375
                                                   ------    -----------  -----------  -----------  -----------
Change in net assets resulting from
 operations.................................    $   2,548     $  22,230    $  12,939    $  34,226    $  27,897
                                                   ------    -----------  -----------  -----------  -----------
                                                   ------    -----------  -----------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996

                                                                (Amounts in Thousands)
                                    ULTRA SHORT-TERM INCOME    LIMITED VOLATILITY BOND          INTERMEDIATE
                                              FUND                       FUND                    BOND FUND
                                   --------------------------  ------------------------  --------------------------
                                    SIX MONTHS                  SIX MONTHS      YEAR      SIX MONTHS
                                       ENDED      YEAR ENDED       ENDED        ENDED        ENDED      YEAR ENDED
                                   DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                       1996          1996          1996         1996         1996          1996
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........  $     2,194    $    3,180   $    18,656    $  28,018  $     9,261    $   14,817
    Net realized gains (losses)
      from investment and futures
      transactions...............         (276  )       (594 )        (186  )     1,885         (297  )      1,421
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures....................          630           150         3,760       (6,631)       3,975        (5,722 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets resulting
  from operations................        2,548         2,736        22,230       23,272       12,939        10,516
                                   -------------  -----------  -------------  ---------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment income...       (2,012  )     (2,924 )     (17,909  )   (26,964)      (8,620  )    (14,065 )
    Tax return of capital........           --           (26 )          --           --           --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income...         (129  )       (129 )        (618  )      (878)        (443  )       (607 )
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income...          (37  )        (24 )        (129  )      (175)        (198  )       (144 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets from
  shareholder distributions......       (2,178  )     (3,103 )     (18,656  )   (28,017)      (9,261  )    (14,816 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares
      issued.....................       29,409        38,704        68,094      325,572       86,892       121,175
    Proceeds from shares issued
      in connection with
      acquisition................           --            --            --      123,673           --            --
    Dividends reinvested.........          272         1,028         2,111        8,797          925         3,437
    Cost of shares redeemed......      (12,838  )    (32,817 )     (89,706  )  (248,283)     (41,705  )    (66,140 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets from share
  transactions...................       16,843         6,915       (19,501  )   209,759       46,112        58,472
                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets.............       17,213         6,548       (15,927  )   205,014       49,790        54,172
NET ASSETS:
    Beginning of period..........       62,389        55,841       631,182      426,168      250,595       196,423
                                   -------------  -----------  -------------  ---------  -------------  -----------
    End of period................  $    79,602    $   62,389   $   615,255    $ 631,182  $   300,385    $  250,595
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
SHARE TRANSACTIONS:
    Issued.......................        2,994         3,934         6,505       31,112        8,792        12,114
    Issued in connection with
      acquisition................           --            --            --       11,747           --            --
    Reinvested...................           27           105           203          834           94           343
    Redeemed.....................       (1,305  )     (3,338 )      (8,583  )   (23,593)      (4,204  )     (6,607 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in shares.................        1,716           701        (1,875  )    20,100        4,682         5,850
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
Undistributed (distributions in
  excess of) net investment
  income included in net assets:
    End of period................  $      (297  ) $     (313 ) $      (121  ) $    (121) $        94    $       94
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996

                                                                     (Amounts in Thousands)
                                                              GOVERNMENT                 INCOME
                                                              BOND FUND                BOND FUND
                                                        ----------------------  ------------------------
                                                        SIX MONTHS     YEAR      SIX MONTHS      YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                         DECEMBER    JUNE 30,   DECEMBER 31,   JUNE 30,
                                                         31, 1996      1996         1996         1996
                                                        -----------  ---------  -------------  ---------
                                                        (UNAUDITED)              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................  $  23,379    $  31,623  $    19,522    $  34,329
    Net realized gains (losses) from investment and
      futures
      transactions....................................      1,827       (2,769)       2,272       (1,361)
    Net change in unrealized appreciation
      (depreciation) from investments and futures.....      9,020      (15,409)       6,103      (11,155)
                                                        -----------  ---------  -------------  ---------
Change in net assets resulting from operations........     34,226       13,445       27,897       21,813
                                                        -----------  ---------  -------------  ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................    (21,886  )   (30,195)     (18,911  )   (33,573)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................     (1,188  )    (1,103)        (384  )      (545)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................       (305  )      (324)        (227  )      (211)
                                                        -----------  ---------  -------------  ---------
Change in net assets from shareholder distributions...    (23,379  )   (31,622)     (19,522  )   (34,329)
                                                        -----------  ---------  -------------  ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................    102,592      451,887      120,217      166,169
    Proceeds from shares issued in connection with
      acquisition.....................................         --      301,865           --           --
    Dividends reinvested..............................      2,415        8,081        3,351       13,106
    Cost of shares redeemed...........................   (125,816  )  (407,217)     (62,055  )  (113,090)
                                                        -----------  ---------  -------------  ---------
Change in net assets from share transactions..........    (20,809  )   354,616       61,513       66,185
                                                        -----------  ---------  -------------  ---------
Change in net assets..................................     (9,962  )   336,439       69,888       53,669
NET ASSETS:
    Beginning of period...............................    726,908      390,469      536,476      482,807
                                                        -----------  ---------  -------------  ---------
    End of period.....................................  $ 716,946    $ 726,908  $   606,364    $ 536,476
                                                        -----------  ---------  -------------  ---------
                                                        -----------  ---------  -------------  ---------
SHARE TRANSACTIONS:
    Issued............................................     10,644       45,897       12,792       17,425
    Issued in connection with acquisition.............         --       30,887           --           --
    Reinvested........................................        251          821          359        1,371
    Redeemed..........................................    (13,054  )   (41,383)      (6,599  )   (11,865)
                                                        -----------  ---------  -------------  ---------
Change in shares......................................     (2,159  )    36,222        6,552        6,931
                                                        -----------  ---------  -------------  ---------
                                                        -----------  ---------  -------------  ---------
Undistributed (distributions in excess of) net
   investment income included in net assets:
    End of period.....................................  $    (325  ) $    (325) $       396    $     396
                                                        -----------  ---------  -------------  ---------
                                                        -----------  ---------  -------------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund (previously named the Government ARM Fund), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The statements of changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for funds of The One Group only.

   The Funds' investment objectives are as follows:

FUND                                 OBJECTIVE
-----------------------------------  --------------------------------------------------------------
Ultra Short-Term Income Fund         A high level of current income consistent with low volatility of principal by investing in a diversified portfolio of
                                     short-term investment grade securities.
Limited Volatility Bond Fund         Current income consistent with the preservation of capital through investment in high and medium-grade fixed-income
                                     securities.
Intermediate Bond Fund               Current income consistent with the preservation of capital through investments in high and medium-grade fixed-income
                                     securities with intermediate maturities.
Government Bond Fund                 A high level of current income with liquidity and safety of principal.
Income Bond Fund                     Current income by investing in a portfolio of high and
                                     medium-grade fixed-income securities.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)
     60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund in the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government

CONTINUED

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)
     Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                                              MARKET VALUE
                                                                                                                OF LOANED
                                                                                                               SECURITIES
                                                                                                              -------------
    Limited Volatility Bond Fund............................................................................    $  90,857
    Intermediate Bond Fund..................................................................................       81,410
    Government Bond Fund....................................................................................       44,646
    Income Bond Fund........................................................................................       79,591

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1996 and June 30, 1996:

CONTINUED

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996

                                                                (Amounts in Thousands)

                                        ULTRA SHORT-TERM          LIMITED VOLATILITY
                                          INCOME FUND                 BOND FUND            INTERMEDIATE BOND FUND
                                   --------------------------  ------------------------  --------------------------
                                    SIX MONTHS                  SIX MONTHS      YEAR      SIX MONTHS
                                       ENDED      YEAR ENDED       ENDED        ENDED        ENDED      YEAR ENDED
                                   DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                       1996          1996          1996         1996         1996          1996
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued....  $    26,568    $   35,008   $    64,730    $ 196,323  $    82,275    $  102,645
  Proceeds from shares issued in
    connection with
    acquisition..................           --            --            --      115,134           --            --
  Dividends reinvested...........          139           923         1,543        8,093          472         2,976
  Cost of shares redeemed........      (11,677  )    (29,367 )     (85,375  )  (129,046)     (38,775  )    (62,091 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in net assets from
    Fiduciary Share
    transactions.................  $    15,030    $    6,564   $   (19,102  ) $ 190,504  $    43,972    $   43,530
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
CLASS A SHARES:
  Proceeds from shares issued....  $     2,286    $    2,666   $     2,856    $ 126,619  $     2,556    $   12,374
  Proceeds from shares issued in
    connection with
    acquisition..................           --            --            --        8,153           --            --
  Dividends reinvested...........          109            89           455          569          314           381
  Cost of shares redeemed........       (1,110  )     (3,395 )      (3,830  )  (118,533)      (2,282  )     (3,716 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in net assets from Class
    A Share transactions.........  $     1,285    $     (640 ) $      (519  ) $  16,808  $       588    $    9,039
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
CLASS B SHARES:
  Proceeds from shares issued....  $       555    $    1,030   $       508    $   2,630  $     2,061    $    6,156
  Proceeds from shares issued in
    connection with
    acquisition..................           --            --            --          386           --            --
  Dividends reinvested...........           24            16           113          135          139            80
  Cost of shares redeemed........          (51  )        (55 )        (501  )      (704)        (648  )       (333 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in net assets from Class
    B Share transactions.........  $       528    $      991   $       120    $   2,447  $     1,552    $    5,903
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.........................        2,704         3,560         6,184       19,600        8,327        10,266
  Issued in connection with
    acquisition..................           --            --            --       10,936           --            --
  Reinvested.....................           14            94           148          768           48           296
  Redeemed.......................       (1,187  )     (2,989 )      (8,169  )   (12,260)      (3,909  )     (6,200 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in Fiduciary Shares.....        1,531           665        (1,837  )    19,044        4,466         4,362
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
CLASS A SHARES:
  Issued.........................          233           269           273       11,297          257         1,231
  Issued in connection with
    acquisition..................           --            --            --          775           --            --
  Reinvested.....................           11            10            44           54           32            39
  Redeemed.......................         (113  )       (344 )        (366  )   (11,265)        (230  )       (373 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in Class A Shares.......          131           (65 )         (49  )       861           59           897
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------
CLASS B SHARES:
  Issued.........................           57           105            48          215          208           617
  Issued in connection with
    acquisition..................           --            --            --           36           --            --
  Reinvested.....................            2             1            11           12           14             8
  Redeemed.......................           (5  )         (5 )         (48  )       (68)         (65  )        (34 )
                                   -------------  -----------  -------------  ---------  -------------  -----------
  Change in Class B Shares.......           54           101            11          195          157           591
                                   -------------  -----------  -------------  ---------  -------------  -----------
                                   -------------  -----------  -------------  ---------  -------------  -----------

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996

                                                                             (Amounts in Thousands)

                                                                 GOVERNMENT BOND FUND        INCOME BOND FUND
                                                               ------------------------  ------------------------
                                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                   ENDED        ENDED        ENDED        ENDED
                                                               DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                   1996         1995         1996         1995
                                                               -------------  ---------  -------------  ---------
                                                                (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued................................  $    96,347    $ 135,419  $   113,518    $ 154,901
  Proceeds from shares issued in connection with
    acquisition..............................................           --      273,384           --           --
  Dividends reinvested.......................................        1,370        7,234        2,907       12,601
  Cost of shares redeemed....................................     (117,108  )  (128,141)     (59,996  )  (109,230)
                                                               -------------  ---------  -------------  ---------
  Change in net assets from Fiduciary Share transactions.....  $   (19,391  ) $ 287,896  $    56,429    $  58,272
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------
CLASS A SHARES:
  Proceeds from shares issued................................  $     4,969    $ 307,157  $     3,500    $   6,470
  Proceeds from shares issued in connection with
    acquisition..............................................           --       26,507           --           --
  Dividends reinvested.......................................          813          647          298          391
  Cost of shares redeemed....................................       (7,566  )  (278,122)      (1,566  )    (3,302)
                                                               -------------  ---------  -------------  ---------
  Change in net assets from Class A Share transactions.......  $    (1,784  ) $  56,189  $     2,232    $   3,559
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------
CLASS B SHARES:
  Proceeds from shares issued................................  $     1,276    $   9,312  $     3,199    $   4,798
  Proceeds from shares issued in connection with
    acquisition..............................................           --        1,973           --           --
  Dividends reinvested.......................................          232          200          146          114
  Cost of shares redeemed....................................       (1,142  )      (954)        (493  )      (558)
                                                               -------------  ---------  -------------  ---------
  Change in net assets from Class B Share transactions.......  $       366    $  10,531  $     2,852    $   4,354
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.....................................................        9,995       16,246       12,081       16,245
  Issued in connection with acquisition......................           --       27,974           --           --
  Reinvested.................................................          143          735          312        1,318
  Redeemed...................................................      (12,152  )   (12,833)      (6,380  )   (11,460)
                                                               -------------  ---------  -------------  ---------
  Change in Fiduciary Shares.................................       (2,014  )    32,122        6,013        6,103
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------
CLASS A SHARES:
  Issued.....................................................          517       28,902          373          680
  Issued in connection with acquisition......................           --        2,711           --           --
  Reinvested.................................................           84           66           32           41
  Redeemed...................................................         (784  )   (28,451)        (167  )      (347)
                                                               -------------  ---------  -------------  ---------
  Change in Class A Shares...................................         (183  )     3,228          238          374
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------
CLASS B SHARES:
  Issued.....................................................          132          749          338          500
  Issued in connection with acquisition......................           --          202           --           --
  Reinvested.................................................           24           20           15           12
  Redeemed...................................................         (118  )       (99)         (52  )       (58)
                                                               -------------  ---------  -------------  ---------
  Change in Class B Shares...................................           38          872          301          454
                                                               -------------  ---------  -------------  ---------
                                                               -------------  ---------  -------------  ---------

CONTINUED

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; and 0.45% of the Government Bond Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator. Prior to March 25, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administration agreement are substantially the same as the former administration agreement.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of Ultra Short-Term Income Fund and Limited Volatility Bond Fund and 0.90% of average daily net assets of Intermediate Bond Fund, Government Bond Fund and Income Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996, the Distributor received $279,753 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor re-allowed $189,433 to affiliated broker-dealers of the Funds.

   Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.

CONTINUED

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1996, fees in the following amounts were waived (amounts in thousands):

                                                                                                              12B-1 FEES WAIVED
                                                                     INVESTMENT
                                                                    ADVISORY FEES    ADMINISTRATION FEES  --------------------------
                                                                       WAIVED              WAIVED           CLASS A       CLASS B
                                                                  -----------------  -------------------  -----------  -------------
Ultra Short-Term Income Fund....................................      $     139           $      46        $       2     $       1
Limited Volatility Bond Fund....................................            937                  --               11             3
Intermediate Bond Fund..........................................            412                  --                7             4
Government Bond Fund............................................             49                  55               19             6
Income Bond Fund................................................            577                  --                6             4

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):

                                                                           U.S. GOVERNMENT
                                                                             SECURITIES            OTHER SECURITIES
                                                                       -----------------------  ----------------------
                                                                        PURCHASES     SALES      PURCHASES     SALES
                                                                       -----------  ----------  -----------  ---------
Ultra Short-Term Income Bond Fund....................................   $  33,003   $   13,531   $   7,270   $     108
Limited Volatility Bond Fund.........................................      83,226      130,615      39,704      18,469
Intermediate Bond Fund...............................................      96,076       57,608      33,093      13,900
Government Bond Fund.................................................     159,212      169,811          --          --
Income Bond Fund.....................................................      97,956       53,571      84,315      66,940

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7.  REORGANIZATIONS:

    The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Short-Term Government Fund and the Paragon Intermediate-Term Bond Fund transferred their assets and liabilities to the Limited Volatility Bond Fund and the Government Bond Fund, respectively.

CONTINUED

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

   The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

                                                                            BEFORE REORGANIZATION          AFTER
                                                                         ---------------------------  REORGANIZATION
                                                                            PARAGON                   ---------------
                                                                          SHORT-TERM      LIMITED         LIMITED
                                                                          GOVERNMENT     VOLATILITY   VOLATILITY BOND
                                                                             FUND        BOND FUND         FUND
                                                                         -------------  ------------  ---------------
Shares.................................................................        12,208        39,898          51,646
Net Assets.............................................................   $   123,673    $  420,044     $   543,717
Net Asset Value:
  Fiduciary............................................................                  $    10.53     $     10.53
  Class A..............................................................   $     10.13    $    10.52     $     10.52
  Class B..............................................................   $     10.13    $    10.59     $     10.59
Unrealized Appreciation (Depreciation).................................   $      (785)   $    4,397     $     3,612


                                                                            BEFORE REORGANIZATION
                                                                         ---------------------------       AFTER
                                                                            PARAGON                   REORGANIZATION
                                                                         INTERMEDIATE-                ---------------
                                                                           TERM BOND     GOVERNMENT   GOVERNMENT BOND
                                                                             FUND        BOND FUND         FUND
                                                                         -------------  ------------  ---------------
Shares.................................................................        29,536        44,653          75,540
Net Assets.............................................................   $   301,865    $  436,393     $   738,258
Net Asset Value:
  Fiduciary............................................................                  $     9.77     $      9.77
  Class A..............................................................   $     10.22    $     9.78     $      9.78
  Class B..............................................................   $     10.25    $     9.77     $      9.77
Unrealized Appreciation................................................   $     2,883    $    5,934     $     8,817

   Additionally, the Limited Volatility Bond Fund and the Government Bond Fund had capital loss carryforwards from Paragon of approximately $1,106,000 and $3,757,000, respectively.

8.  SUBSEQUENT EVENT

    Subsequent to December 31, 1996 net assets of certain common trust funds managed by the Adviser were exchanged in a tax-free conversion for shares of the corresponding One Group Funds as follows:

FUND NAME                                                                             AMOUNT CONVERTED (IN THOUSANDS)
-----------------------------------------------------------------------------------  ----------------------------------
One Group Intermediate Bond........................................................             $    204,881
One Group Income Bond..............................................................                  128,177

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           ULTRA SHORT-TERM INCOME FUND
                                                    --------------------------------------------------------------------------
                                                                                    FIDUCIARY
                                                    --------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                          YEARS ENDED JUNE 30,
                                                    DECEMBER 31,   -----------------------------------------------------------
                                                        1996           1996           1995           1994          1993 (A)
                                                    ------------   ------------   ------------   -------------   -------------
                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $    9.79      $       9.84   $       9.85   $       10.03   $       10.00
                                                    ------------   ------------   ------------   -------------   -------------
Investment Activities
  Net investment income...........................       0.31              0.62           0.55            0.36            0.17
  Net realized and unrealized gains (losses) from
    investments and futures.......................       0.04             (0.07)         (0.05)          (0.15)           0.03
                                                    ------------   ------------   ------------   -------------   -------------
    Total from Investment Activities..............       0.35              0.55           0.50            0.21            0.20
                                                    ------------   ------------   ------------   -------------   -------------
Distributions
  Net investment income...........................      (0.30)            (0.60)         (0.48)          (0.37)          (0.17)
  In excess of net investment income..............         --                --          (0.03)          (0.02)             --
                                                    ------------   ------------   ------------   -------------   -------------
    Total Distributions...........................      (0.30)            (0.60)         (0.51)          (0.39)          (0.17)
                                                    ------------   ------------   ------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD...................................  $    9.84      $       9.79   $       9.84   $        9.85   $       10.03
                                                    ------------   ------------   ------------   -------------   -------------
                                                    ------------   ------------   ------------   -------------   -------------
Total Return (Excludes Sales Charge)..............       3.70%(c)          5.71%          5.14%           2.16%           4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $  72,650      $     57,276   $     51,050   $     139,593   $     154,413
  Ratio of expenses to average net assets.........       0.32%(b)          0.45%          0.61%           0.65%           0.58%(b)
  Ratio of net investment income to average net
    assets........................................       6.05%(b)          6.20%          5.18%           3.70%           4.71%(b)
  Ratio of expenses to average net assets*........       0.82%(b)          1.06%          1.01%           0.81%           1.03%(b)
  Ratio of net investment income to average net
    assets*.......................................       5.55%(b)          5.59%          4.78%           3.54%           4.26%(b)
  Portfolio Turnover (d)..........................      19.81%            67.65%          2.91%         242.20%         109.96%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 2, 1993.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    ULTRA SHORT-TERM INCOME FUND
                                                                        -----------------------------------------------------
                                                                                               CLASS A
                                                                        -----------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED               YEARS ENDED JUNE 30,
                                                                         DECEMBER     ---------------------------------------
                                                                         31, 1996        1996          1995          1994
                                                                        -----------   -----------   -----------   -----------
                                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $   9.78      $      9.83   $      9.84   $     10.03
                                                                        -----------   -----------   -----------   -----------
Investment Activities
  Net investment income...............................................      0.29             0.58          0.52          0.36
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................      0.05            (0.06)        (0.06)        (0.17)
                                                                        -----------   -----------   -----------   -----------
    Total from Investment Activities..................................      0.34             0.52          0.46          0.19
                                                                        -----------   -----------   -----------   -----------
Distributions
  Net investment income...............................................     (0.29)           (0.57)        (0.46)        (0.34)
  In excess of net investment income..................................        --               --         (0.01)        (0.04)
                                                                        -----------   -----------   -----------   -----------
    Total Distributions...............................................     (0.29)           (0.57)        (0.47)        (0.38)
                                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $   9.83      $      9.78   $      9.83   $      9.84
                                                                        -----------   -----------   -----------   -----------
                                                                        -----------   -----------   -----------   -----------
  Total Return (Excludes Sales Charge)................................      3.48%(c)         5.42%         4.84%         1.95%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  5,277      $     3,969   $     4,631   $    19,053
  Ratio of expenses to average net assets.............................      0.57%(b)         0.70%         0.86%         0.89%
  Ratio of net investment income to average net assets................      5.79%(b)         5.95%         4.88%         3.54%
  Ratio of expenses to average net assets*............................      1.21%(b)         1.41%         1.36%         1.14%
  Ratio of net investment income to average net assets*...............      5.15%(b)         5.24%         4.38%         3.29%
  Portfolio Turnover (d)..............................................     19.81%           67.65%         2.91%       242.20%


                                                                         1993 (A)
                                                                        -----------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $  10.00
                                                                        -----------
Investment Activities
  Net investment income...............................................      0.14
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................      0.03
                                                                        -----------
    Total from Investment Activities..................................      0.17
                                                                        -----------
Distributions
  Net investment income...............................................     (0.14)
  In excess of net investment income..................................        --
                                                                        -----------
    Total Distributions...............................................     (0.14)
                                                                        -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $  10.03
                                                                        -----------
                                                                        -----------
  Total Return (Excludes Sales Charge)................................      4.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  3,106
  Ratio of expenses to average net assets.............................      0.81%(b)
  Ratio of net investment income to average net assets................      4.47%(b)
  Ratio of expenses to average net assets*............................      1.34%(b)
  Ratio of net investment income to average net assets*...............      3.95%(b)
  Portfolio Turnover (d)..............................................    109.96%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced offering on March 10, 1993.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     ULTRA SHORT-TERM INCOME FUND
                                                                        ------------------------------------------------------
                                                                                               CLASS B
                                                                        ------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED                YEARS ENDED JUNE 30,
                                                                         DECEMBER     ----------------------------------------
                                                                         31, 1996        1996          1995         1994 (A)
                                                                        -----------   -----------   -----------   ------------
                                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $   9.76      $      9.84   $      9.86   $    9.98
                                                                        -----------   -----------   -----------   ------------
Investment Activities
  Net investment income...............................................      0.26             0.52          0.47        0.12
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................      0.04            (0.07)        (0.04)      (0.11)
                                                                        -----------   -----------   -----------   ------------
    Total from Investment Activities..................................      0.30             0.45          0.43        0.01
                                                                        -----------   -----------   -----------   ------------
Distributions
  Net investment income...............................................     (0.27)           (0.53)        (0.45)      (0.12)
  In excess of net investment income..................................        --               --            --       (0.01)
                                                                        -----------   -----------   -----------   ------------
    Total Distributions...............................................     (0.27)           (0.53)        (0.45)      (0.13)
                                                                        -----------   -----------   -----------   ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $   9.79      $      9.76   $      9.84   $    9.86
                                                                        -----------   -----------   -----------   ------------
                                                                        -----------   -----------   -----------   ------------
Total Return (Excludes Sales Charge)..................................      3.13%(c)         4.63%         4.77%      (0.09)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  1,675      $     1,144   $       160   $      15
  Ratio of expenses to average net assets.............................      1.22%(b)         1.20%         1.31%       1.41%(b)
  Ratio of net investment income to average net assets................      5.15%(b)         5.45%         4.91%       3.49%(b)
  Ratio of expenses to average net assets*............................      1.81%(b)         2.06%         1.96%       1.83%(b)
  Ratio of net investment income to average net assets*...............      4.56%(b)         4.59%         4.26%       3.07%(b)
  Portfolio Turnover (d)..............................................     19.81%           67.65%         2.91%     242.20%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                LIMITED VOLATILITY BOND FUND
                                                                        ---------------------------------------------
                                                                                          FIDUCIARY
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $    10.42      $       10.53   $       10.33
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.32               0.64            0.60
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.06              (0.11)           0.19
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.38               0.53            0.79
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.32)             (0.64)          (0.59)
  In excess of net investment income..................................          --                 --              --
  Net realized gains..................................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.32)             (0.64)          (0.59)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $    10.48      $       10.42   $       10.53
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        3.65%(b)           5.13%           7.96%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  589,229      $     604,916   $     410,746
  Ratio of expenses to average net assets.............................        0.51%(a)           0.51%           0.52%
  Ratio of net investment income to average net assets................        5.98%(a)           6.06%           5.82%
  Ratio of expenses to average net assets*............................        0.81%(a)           0.82%           0.85%
  Ratio of net investment income to average net assets*...............        5.68%(a)           5.75%           5.49%
  Portfolio Turnover (c)..............................................       21.27%             75.20%          76.43%


                                                                            1994            1993            1992
                                                                        -------------   -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.87   $       10.72   $       10.26
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................           0.54            0.61            0.70
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.45)           0.25            0.47
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................           0.09            0.86            1.17
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................          (0.55)          (0.62)          (0.70)

  In excess of net investment income..................................          (0.02)             --              --
  Net realized gains..................................................          (0.06)          (0.09)          (0.01)

                                                                        -------------   -------------   -------------
    Total Distributions...............................................          (0.63)          (0.71)          (0.71)

                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $       10.33   $       10.87   $       10.72
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................           0.79%           8.27%          11.75%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     447,394   $     397,820   $     301,907
  Ratio of expenses to average net assets.............................           0.50%           0.56%           0.52%

  Ratio of net investment income to average net assets................           5.10%           5.70%           6.63%

  Ratio of expenses to average net assets*............................           0.85%           0.90%           1.04%

  Ratio of net investment income to average net assets*...............           4.75%           5.36%           6.11%

  Portfolio Turnover (c)..............................................          30.61%          40.28%          43.87%


----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Annualized.

      (b)  Not annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                LIMITED VOLATILITY BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS A
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $    10.41      $       10.52   $       10.32
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.30               0.63            0.56
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.07              (0.13)           0.21
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.37               0.50            0.77
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.30)             (0.61)          (0.56)
  In excess of net investment income..................................          --                 --           (0.01)
  Net realized gains..................................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.30)             (0.61)          (0.57)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $    10.48      $       10.41   $       10.52
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        3.60%(c)           4.86%           7.67%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   20,953      $      21,343   $      12,516
  Ratio of expenses to average net assets.............................        0.76%(b)           0.76%           0.77%
  Ratio of net investment income to average net assets................        5.73%(b)           5.81%           5.57%
  Ratio of expenses to average net assets*............................        1.15%(b)           1.17%           1.20%
  Ratio of net investment income to average net assets*...............        5.34%(b)           5.40%           5.14%
  Portfolio Turnover (d)..............................................       21.27%             75.20%          76.43%


                                                                            1994            1993          1992 (A)
                                                                        -------------   -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.87   $       10.72   $    10.61
                                                                        -------------   -------------       ------
Investment Activities
  Net investment income...............................................           0.52            0.59         0.24
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.46)           0.24         0.13
                                                                        -------------   -------------       ------
    Total from Investment Activities..................................           0.06            0.83         0.37
                                                                        -------------   -------------       ------
Distributions
  Net investment income...............................................          (0.51)          (0.59)       (0.26)
  In excess of net investment income..................................          (0.04)             --           --
  Net realized gains..................................................          (0.06)          (0.09)          --
                                                                        -------------   -------------       ------
    Total Distributions...............................................          (0.61)          (0.68)       (0.26)
                                                                        -------------   -------------       ------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $       10.32   $       10.87   $    10.72
                                                                        -------------   -------------       ------
                                                                        -------------   -------------       ------
Total Return (Excludes Sales Charge)..................................           0.49%           8.04%        9.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $      15,216   $      15,719   $      161
  Ratio of expenses to average net assets.............................           0.75%           0.76%        0.99%(b)
  Ratio of net investment income to average net assets................           4.92%           5.35%        5.95%(b)
  Ratio of expenses to average net assets*............................           1.20%           1.27%        1.29%(b)
  Ratio of net investment income to average net assets*...............           4.47%           4.84%        5.65%(b)
  Portfolio Turnover (d)..............................................          30.61%          40.28%       43.87%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    LIMITED VOLATILITY BOND FUND
                                                                        -----------------------------------------------------
                                                                                               CLASS B
                                                                        -----------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED               YEARS ENDED JUNE 30,
                                                                         DECEMBER     ---------------------------------------
                                                                         31, 1996        1996          1995        1994 (A)
                                                                        -----------   -----------   -----------   -----------
                                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $  10.49      $     10.60   $     10.40   $  10.78
                                                                        -----------   -----------   -----------   -----------
Investment Activities
  Net investment income...............................................      0.27             0.55          0.53       0.17
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................      0.06            (0.10)         0.19      (0.37)
                                                                        -----------   -----------   -----------   -----------
    Total from Investment Activities..................................      0.33             0.45          0.72      (0.20)
                                                                        -----------   -----------   -----------   -----------
Distributions
  Net investment income...............................................     (0.27)           (0.56)        (0.52)     (0.15)
  In excess of net realized gains.....................................        --               --            --      (0.03)
                                                                        -----------   -----------   -----------   -----------
    Total Distributions...............................................     (0.27)           (0.56)        (0.52)     (0.18)
                                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $  10.55      $     10.49   $     10.60   $  10.40
                                                                        -----------   -----------   -----------   -----------
                                                                        -----------   -----------   -----------   -----------
Total Return (Excludes Sales Charge)..................................      3.18%(c)         4.28%         7.18%     (1.81)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  5,073      $     4,923   $     2,906   $  1,974
  Ratio of expenses to average net assets.............................      1.41%(b)         1.26%         1.28%      1.26%(b)
  Ratio of net investment income to average net assets................      5.08%(b)         5.31%         5.10%      4.39%(b)
  Ratio of expenses to average net assets*............................      1.81%(b)         1.82%         1.86%      1.86%(b)
  Ratio of net investment income to average net assets*...............      4.68%(b)         4.75%         4.52%      3.79%(b)
  Portfolio Turnover (d)..............................................     21.27%           75.20%        76.43%     30.61%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                         LIMITED VOLATILITY
                                                                                                             BOND FUND
                                                                                                        --------------------
                                                                                                        SERVICE/RETIREMENT (A)
                                                                                                        --------------------
                                                                                                        YEARS ENDED JUNE 30,
                                                                                                        --------------------
                                                                                                          1995       1994
                                                                                                        ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................................  $   10.38  $   10.78
                                                                                                        ---------  ---------
Investment Activities
  Net investment income...............................................................................       0.51       0.10
  Net realized and unrealized gains (losses) from investments and futures.............................       0.19      (0.38)
                                                                                                        ---------  ---------
    Total from Investment Activities..................................................................       0.70      (0.28)
                                                                                                        ---------  ---------
Distributions
  Net investment income...............................................................................      (0.49)     (0.08)
  In excess of net investment income..................................................................         --      (0.04)
                                                                                                        ---------  ---------
    Total Distributions...............................................................................      (0.49)     (0.12)
                                                                                                        ---------  ---------
NET ASSET VALUE,
  END OF PERIOD.......................................................................................  $   10.59  $   10.38
                                                                                                        ---------  ---------
                                                                                                        ---------  ---------
Total Return (Excludes Sales Charge)..................................................................         --(a)     (2.59)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................................  $      --  $      16
  Ratio of expenses to average net assets.............................................................       1.32 (b)      1.26%(b)
  Ratio of net investment income to average net assets................................................       5.55 (b)      4.37%(b)
  Ratio of expenses to average net assets*............................................................       1.68 (b)      1.60%(b)
  Ratio of net investment income to average net assets*...............................................       5.20 (b)      4.03%(b)
  Portfolio Turnover (d)..............................................................................      76.43%     30.61%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement
           Shares." On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June
           1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the
           Service Shares was 6.90%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INTERMEDIATE BOND FUND
                                                                        ---------------------------------------------
                                                                                          FIDUCIARY
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.84      $       10.01   $        9.72
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.33               0.66            0.66
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.12              (0.17)           0.29
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.45               0.49            0.95
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.33)             (0.66)          (0.66)
  In excess of net investment income..................................          --                 --              --
  Net realized gains..................................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.33)             (0.66)          (0.66)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.96      $        9.84   $       10.01
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.60%(c)           4.95%          10.15%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  278,201      $     230,812   $     191,216
  Ratio of expenses to average net assets.............................        0.52%(b)           0.54%           0.56%
  Ratio of net investment income to average net assets................        6.53%(b)           6.56%           6.88%
  Ratio of expenses to average net assets*............................        0.81%(b)           0.87%           0.99%
  Ratio of net investment income to average net assets*...............        6.24%(b)           6.23%           6.45%
  Portfolio Turnover (d)..............................................       26.00%            101.06%          99.71%


                                                                            1994            1993          1992 (A)
                                                                        -------------   -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.51   $       10.09   $    10.00
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................           0.60            0.63         0.22
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.67)           0.42         0.08
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................          (0.07)           1.05         0.30
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................          (0.60)          (0.63)       (0.21)
  In excess of net investment income..................................          (0.02)             --           --
  Net realized gains..................................................          (0.10)             --           --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................          (0.72)          (0.63)       (0.21)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        9.72   $       10.51   $    10.09
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................          (0.74)%         10.67%        3.00%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $      98,483   $      44,252   $   23,457
  Ratio of expenses to average net assets.............................           0.32%           0.39%        0.36%(b)
  Ratio of net investment income to average net assets................           6.04%           6.14%        6.99%(b)
  Ratio of expenses to average net assets*............................           0.87%           1.17%        1.33%(b)
  Ratio of net investment income to average net assets*...............           5.49%           5.36%        6.02%(b)
  Portfolio Turnover (d)..............................................          85.62%          21.51%       11.74%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations February 28, 1992

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INTERMEDIATE BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS A
                                                                        ---------------------------------------------
                                                                         SIX MONTHS         YEARS ENDED JUNE 30,
                                                                            ENDED
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996          1995 (A)
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.87      $       10.04   $     9.45
                                                                        -------------   -------------       ------
Investment Activities
  Net investment income...............................................        0.31               0.64         0.37
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.12              (0.17)        0.59
                                                                        -------------   -------------       ------
    Total from Investment Activities..................................        0.43               0.47         0.96
                                                                        -------------   -------------       ------
Distributions
  Net investment income...............................................       (0.31)             (0.64)       (0.37)
                                                                        -------------   -------------       ------
    Total Distributions...............................................       (0.31)             (0.64)       (0.37)
                                                                        -------------   -------------       ------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.99      $        9.87   $    10.04
                                                                        -------------   -------------       ------
                                                                        -------------   -------------       ------
Total Return (Excludes Sales Charge)..................................        4.46%(c)           4.77%       10.29%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   14,468      $      13,706   $    4,941
  Ratio of expenses to average net assets.............................        0.77%(b)           0.79%        0.83%(b)
  Ratio of net investment income to average net assets................        6.28%(b)           6.31%        6.64%(b)
  Ratio of expenses to average net assets*............................        1.15%(b)           1.22%        1.66%(b)
  Ratio of net investment income to average net assets*...............        5.90%(b)           5.88%        5.81%(b)
  Portfolio Turnover (d)..............................................       26.00%            101.06%       99.71%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced operations November 30, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INTERMEDIATE BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS B
                                                                        ---------------------------------------------
                                                                         SIX MONTHS         YEARS ENDED JUNE 30,
                                                                            ENDED
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996          1995 (A)
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.83      $       10.01   $     9.45
                                                                            ------      -------------       ------
Investment Activities
  Net investment income...............................................        0.28               0.58         0.23
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.13              (0.18)        0.56
                                                                            ------      -------------       ------
    Total from Investment Activities..................................        0.41               0.40         0.79
                                                                            ------      -------------       ------
Distributions
  Net investment income...............................................       (0.28)             (0.58)       (0.23)
                                                                            ------      -------------       ------
    Total Distributions...............................................       (0.28)             (0.58)       (0.23)
                                                                            ------      -------------       ------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.96      $        9.83   $    10.01
                                                                            ------      -------------       ------
                                                                            ------      -------------       ------
Total Return (Excludes Sales Charge)..................................        4.23%(c)           4.10%        8.22%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $    7,716      $       6,077   $      266
  Ratio of expenses to average net assets.............................        1.42%(b)           1.44%        1.51%(b)
  Ratio of net investment income to average net assets................        5.63%(b)           5.66%        6.15%(b)
  Ratio of expenses to average net assets*............................        1.82%(b)           1.87%        2.34%(b)
  Ratio of net investment income to average net assets*...............        5.23%(b)           5.23%        5.31%(b)
  Portfolio Turnover (d)..............................................       26.00%            101.06%       99.71%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on November 30, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    GOVERNMENT BOND FUND
                                                                        ---------------------------------------------
                                                                                          FIDUCIARY
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.56      $        9.81   $        9.35
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.31               0.62            0.62
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.15              (0.25)           0.46
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.46               0.37            1.08
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.31)             (0.62)          (0.61)
  In excess of net investment income..................................          --                 --           (0.01)
  In excess of net realized gains.....................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.31)             (0.62)          (0.62)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.71      $        9.56   $        9.81
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.90%(c)           3.81%          12.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  668,024      $     677,326   $     379,826
  Ratio of expenses to average net assets.............................        0.63%(b)           0.68%           0.71%
  Ratio of net investment income to average net assets................        6.42%(b)           6.34%           6.65%
  Ratio of expenses to average net assets*............................        0.66%(b)           0.69%           0.73%
  Ratio of net investment income to average net assets*...............        6.39%(b)           6.33%           6.63%
  Portfolio Turnover (d)..............................................       22.24%             62.70%         106.14%


                                                                            1994          1993 (A)
                                                                        -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.15   $    10.00
                                                                        -------------   -------------
Investment Activities
  Net investment income...............................................           0.51         0.20
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.77)        0.15
                                                                        -------------   -------------
    Total from Investment Activities..................................          (0.26)        0.35
                                                                        -------------   -------------
Distributions
  Net investment income...............................................          (0.50)       (0.20)
  In excess of net investment income..................................          (0.02)          --
  In excess of net realized gains.....................................          (0.02)          --
                                                                        -------------   -------------
    Total Distributions...............................................          (0.54)       (0.20)
                                                                        -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        9.35   $    10.15
                                                                        -------------   -------------
                                                                        -------------   -------------
Total Return (Excludes Sales Charge)..................................          (2.73)%       9.03%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     209,692   $   52,152
  Ratio of expenses to average net assets.............................           0.68%        0.69%(b)
  Ratio of net investment income to average net assets................           5.13%        5.43%(b)
  Ratio of expenses to average net assets*............................           0.71%        1.05%(b)
  Ratio of net investment income to average net assets*...............           5.10%        5.07%(b)
  Portfolio Turnover (d)..............................................         377.78%      139.24%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced offering on February 8, 1993.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    GOVERNMENT BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS A
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.56      $        9.81   $        9.35
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.30               0.60            0.61
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.15              (0.25)           0.45
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.45               0.35            1.06
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.30)             (0.60)          (0.59)
  In excess of net investment income..................................          --                 --           (0.01)
  In excess of net realized gains.....................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.30)             (0.60)          (0.60)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.71      $        9.56   $        9.81
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.77%(c)           3.58%          11.84%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   37,606      $      38,800   $       8,130
  Ratio of expenses to average net assets.............................        0.88%(b)           0.93%           0.97%
  Ratio of net investment income to average net assets................        6.17%(b)           6.09%           6.46%
  Ratio of expenses to average net assets*............................        1.01%(b)           1.04%           1.09%
  Ratio of net investment income to average net assets*...............        6.04%(b)           5.98%           6.34%
  Portfolio Turnover (d)..............................................       22.24%             62.70%         106.14%


                                                                            1994          1993 (A)
                                                                        -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.17   $    10.22
                                                                        -------------   -------------
Investment Activities
  Net investment income...............................................           0.48         0.17
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.79)       (0.05)
                                                                        -------------   -------------
    Total from Investment Activities..................................          (0.31)        0.12
                                                                        -------------   -------------
Distributions
  Net investment income...............................................          (0.47)       (0.17)
  In excess of net investment income..................................          (0.02)          --
  In excess of net realized gains.....................................          (0.02)          --
                                                                        -------------   -------------
    Total Distributions...............................................          (0.51)       (0.17)
                                                                        -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        9.35   $    10.17
                                                                        -------------   -------------
                                                                        -------------   -------------
Total Return (Excludes Sales Charge)..................................          (3.16)%       5.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $       1,690   $      840
  Ratio of expenses to average net assets.............................           0.92%        0.95%(b)
  Ratio of net investment income to average net assets................           4.84%        5.56%(b)
  Ratio of expenses to average net assets*............................           1.05%        1.44%(b)
  Ratio of net investment income to average net assets*...............           4.71%        5.07%(b)
  Portfolio Turnover (d)..............................................         377.78%      139.24%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on March 5, 1993.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    GOVERNMENT BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS B
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.56      $        9.81   $        9.35
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.27               0.54            0.55
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.15              (0.25)           0.46
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.42               0.29            1.01
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.27)             (0.54)          (0.55)
  In excess of net investment income..................................          --                 --              --
  In excess of net realized gains.....................................          --                 --              --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.27)             (0.54)          (0.55)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.71      $        9.56   $        9.81
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.43%(c)           2.95%          11.20%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   11,316      $      10,782   $       2,513
  Ratio of expenses to average net assets.............................        1.53%(b)           1.58%           1.62%
  Ratio of net investment income to average net assets................        5.52%(b)           5.44%           5.76%
  Ratio of expenses to average net assets*............................        1.66%(b)           1.69%           1.74%
  Ratio of net investment income to average net assets*...............        5.39%(b)           5.33%           5.64%
  Portfolio Turnover (d)..............................................       22.24%             62.70%         106.14%


                                                                          1994 (A)
                                                                        -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $    10.04
                                                                        -------------
Investment Activities
  Net investment income...............................................        0.18
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................       (0.69)
                                                                        -------------
    Total from Investment Activities..................................       (0.51)
                                                                        -------------
Distributions
  Net investment income...............................................       (0.16)
  In excess of net investment income..................................       (0.02)
  In excess of net realized gains.....................................          --
                                                                        -------------
    Total Distributions...............................................       (0.18)
                                                                        -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.35
                                                                        -------------
                                                                        -------------
Total Return (Excludes Sales Charge)..................................       (4.99%)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $      656
  Ratio of expenses to average net assets.............................        1.52%(b)
  Ratio of net investment income to average net assets................        4.60%(b)
  Ratio of expenses to average net assets*............................        1.63%(b)
  Ratio of net investment income to average net assets*...............        4.49%(b)
  Portfolio Turnover (d)..............................................      377.78%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GOVERNMENT
                                                                          BOND FUND
                                                                        -------------
                                                                        SERVICE/RETIREMENT (A)
                                                                        -------------
                                                                         YEAR ENDED
                                                                        JUNE 30, 1995
                                                                        -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.32
                                                                        -------------
Investment Activities
  Net investment income...............................................        0.44
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.46
                                                                        -------------
    Total from Investment Activities..................................        0.90
                                                                        -------------
Distributions
  Net investment income...............................................       (0.44)
                                                                        -------------
    Total Distributions...............................................       (0.44)
                                                                        -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.78
                                                                        -------------
                                                                        -------------
Total Return (Excludes Sales Charge)..................................          --(a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $       --
  Ratio of expenses to average net assets.............................        1.64%(b)
  Ratio of net investment income to average net assets................        6.65%(b)
  Ratio of expenses to average net assets*............................        1.66%(b)
  Ratio of net investment income to average net assets*...............        6.62%(b)
  Portfolio Turnover (c)..............................................      106.14%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on July 15, 1994 when they were designated as "Retirement Shares".
           On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995,
           Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INCOME BOND FUND
                                                                        ---------------------------------------------
                                                                                          FIDUCIARY
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.33      $        9.54   $        9.23
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.32               0.65            0.64
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.13              (0.21)           0.35
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.45               0.44            0.99
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.32)             (0.65)          (0.64)
  Net realized gains..................................................      --               --                 (0.04)
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.32)             (0.65)          (0.68)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.46      $        9.33   $        9.54
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.92%(b)           4.62%          11.29%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  584,762      $     520,239   $     474,124
  Ratio of expenses to average net assets.............................        0.59%(a)           0.59%           0.59%
  Ratio of net investment income to average net assets................        6.78%(a)           6.76%           6.94%
  Ratio of expenses to average net assets*............................        0.79%(a)           0.81%           0.86%
  Ratio of net investment income to average net assets*...............        6.58%(a)           6.54%           6.67%
  Portfolio Turnover (c)..............................................       21.77%             95.52%         262.25%


                                                                            1994            1993            1992
                                                                        -------------   -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.43   $       10.18   $        9.59
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................           0.54            0.66            0.71
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.74)           0.38            0.59
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................          (0.20)           1.04            1.30
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................          (0.57)          (0.66)          (0.71)

  Net realized gains..................................................          (0.43)          (0.13)       --
                                                                        -------------   -------------   -------------
    Total Distributions...............................................          (1.00)          (0.79)          (0.71)

                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        9.23   $       10.43   $       10.18
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................          (2.54)%         10.62%          13.85%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     560,071   $     483,291   $     376,898
  Ratio of expenses to average net assets.............................           0.53%           0.56%           0.49%

  Ratio of net investment income to average net assets................           5.35%           6.44%           7.18%

  Ratio of expenses to average net assets*............................           0.85%           0.90%           1.04%

  Ratio of net investment income to average net assets*...............           5.03%           6.10%           6.63%

  Portfolio Turnover (c)..............................................         131.04%         143.52%          32.50%


---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Annualized.

      (b)  Not annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INCOME BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS A
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.32      $        9.54   $        9.22
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................        0.31               0.63            0.61
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.13              (0.23)           0.36
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................        0.44               0.40            0.97
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................       (0.31)             (0.62)          (0.60)
  In excess of net investment income..................................          --                 --           (0.01)
  Net realized gains..................................................          --                 --           (0.04)
                                                                        -------------   -------------   -------------
    Total Distributions...............................................       (0.31)             (0.62)          (0.65)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.45      $        9.32   $        9.54
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................        4.79%(c)           4.26%          10.90%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   12,527      $      10,127   $       6,796
  Ratio of expenses to average net assets.............................        0.84%(b)           0.84%           1.01%
  Ratio of net investment income to average net assets................        6.53%(b)           6.51%           6.57%
  Ratio of expenses to average net assets*............................        1.14%(b)           1.16%           1.38%
  Ratio of net investment income to average net assets*...............        6.23%(b)           6.19%           6.20%
  Portfolio Turnover (d)..............................................       21.77%             95.52%         262.25%


                                                                            1994            1993          1992 (A)
                                                                        -------------   -------------   -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.43   $       10.16   $    10.06
                                                                        -------------   -------------       ------
Investment Activities
  Net investment income...............................................           0.52            0.63         0.26
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................          (0.75)           0.41         0.11
                                                                        -------------   -------------       ------
    Total from Investment Activities..................................          (0.23)           1.04         0.37
                                                                        -------------   -------------       ------
Distributions
  Net investment income...............................................          (0.55)          (0.64)       (0.27)
  In excess of net investment income..................................             --              --           --
  Net realized gains..................................................          (0.43)          (0.13)          --
                                                                        -------------   -------------       ------
    Total Distributions...............................................          (0.98)          (0.77)       (0.27)
                                                                        -------------   -------------       ------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        9.22   $       10.43   $    10.16
                                                                        -------------   -------------       ------
                                                                        -------------   -------------       ------
Total Return (Excludes Sales Charge)..................................          (2.33)%         10.58%       10.16%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $       5,347   $       7,064   $      188
  Ratio of expenses to average net assets.............................           0.78%           0.77%        0.97%(b)
  Ratio of net investment income to average net assets................           5.25%           6.12%        6.58%(b)
  Ratio of expenses to average net assets*............................           1.20%           1.26%        1.27%(b)
  Ratio of net investment income to average net assets*...............           4.83%           5.63%        6.28%(b)
  Portfolio Turnover (d)..............................................         131.04%         143.52%       32.50%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INCOME BOND FUND
                                                                        ---------------------------------------------
                                                                                           CLASS B
                                                                        ---------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED           YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,    -----------------------------
                                                                            1996            1996            1995
                                                                        -------------   -------------   -------------
                                                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.40      $        9.62   $        9.29
                                                                            ------             ------   -------------
Investment Activities
  Net investment income...............................................        0.28               0.56            0.56
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................        0.14              (0.21)           0.38
                                                                            ------             ------   -------------
    Total from Investment Activities..................................        0.42               0.35            0.94
                                                                            ------             ------   -------------
Distributions
  Net investment income...............................................       (0.28)             (0.57)          (0.57)
  Net realized gains..................................................      --               --                 (0.04)
                                                                            ------             ------   -------------
    Total Distributions...............................................       (0.28)             (0.57)          (0.61)
                                                                            ------             ------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.54      $        9.40   $        9.62
                                                                            ------             ------   -------------
                                                                            ------             ------   -------------
Total Return (Excludes Sales Charge)..................................        4.56%(c)           3.65%          10.63%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $    9,075      $       6,110   $       1,887
  Ratio of expenses to average net assets.............................        1.49%(b)           1.49%           1.49%
  Ratio of net investment income to average net assets................        5.88%(b)           5.86%           6.16%
  Ratio of expenses to average net assets*............................        1.81%(b)           1.81%           1.86%
  Ratio of net investment income to average net assetss*..............        5.56%(b)           5.54%           5.80%
  Portfolio Turnover (d)..............................................       21.77%             95.52%         262.25%


                                                                          1994 (A)
                                                                        -------------

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     9.97
                                                                            ------
Investment Activities
  Net investment income...............................................        0.17
  Net realized and unrealized gains (losses) from investments and
    futures...........................................................       (0.70)
                                                                            ------
    Total from Investment Activities..................................       (0.53)
                                                                            ------
Distributions
  Net investment income...............................................       (0.15)
  Net realized gains..................................................      --
                                                                            ------
    Total Distributions...............................................       (0.15)
                                                                            ------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     9.29
                                                                            ------
                                                                            ------
Total Return (Excludes Sales Charge)..................................       (5.29)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $      723
  Ratio of expenses to average net assets.............................        1.45%(b)
  Ratio of net investment income to average net assets................        5.20%(b)
  Ratio of expenses to average net assets*............................        1.84%(b)
  Ratio of net investment income to average net assetss*..............        4.81%(b)
  Portfolio Turnover (d)..............................................      131.04%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 17, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     INCOME BOND FUND
                                                                                               ----------------------------
                                                                                                  SERVICE/RETIREMENT (A)
                                                                                               ----------------------------
                                                                                                   YEARS ENDED JUNE 30,
                                                                                               ----------------------------
                                                                                                   1995           1994
                                                                                               -------------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................................................  $    9.05      $    9.97
                                                                                               -------------  -------------
Investment Activities
  Net investment income......................................................................       0.49           0.12
  Net realized and unrealized gains (losses) from investments and futures....................       0.40         (0.94)
                                                                                               -------------  -------------
    Total from Investment Activities.........................................................       0.89         (0.82)
                                                                                               -------------  -------------
Distributions
  Net investment income......................................................................     (0.51)         (0.10)
  Net realized gains.........................................................................     (0.04)             --
                                                                                               -------------  -------------
    Total Distributions......................................................................     (0.55)         (0.10)
                                                                                               -------------  -------------
NET ASSET VALUE,
  END OF PERIOD..............................................................................  $    9.39      $    9.05
                                                                                               -------------  -------------
                                                                                               -------------  -------------
Total Return (Excludes Sales Charge).........................................................(a)                  (8.24    %)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................................................  $      --      $      57
  Ratio of expenses to average net assets....................................................       1.24     (b)      1.30    %(b)
  Ratio of net investment income to average net assets.......................................       5.85     (b)      5.28    %(b)
  Ratio of expenses to average net assets*...................................................       1.53     (b)      1.59    %(b)
  Ratio of net investment income to average net assets*......................................       5.57     (b)      4.99    %(b)
  Portfolio Turnover (d).....................................................................     262.25    %    131.04    %

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement
           Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June
           1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1995 and 1996, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the
           Service Shares was 9.93%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----50

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